September 3, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account
EDGAR CIK No. 0000742277; File No. 811-3989 Northwestern Mutual Variable Life Account II EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2019 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following semi-annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	09/03/2019	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/26/2019	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/26/2019	811-05511
Neuberger Berman Sustainable Equity Portfolio	0000736913	08/26/2019	811-04255
Russell Investment Funds	0000824036	08/22/2019	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	08/27/2019	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company
Get less paper. See how inside.
Variable Life Semi-Annual Reports
June 30, 2019
Northwestern Mutual Variable Life Account Northwestern Mutual Variable Life Account II
Optimized to contain one or more of the following:*
Northwestern Mutual Series Fund, Inc. Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity® VIP Contrafund® Portfolio Service Class 2 Neuberger Berman AMT Sustainable Equity Portfolio Russell Investment Funds
Russell Investment Funds – LifePoints® Variable Target Portfolio Series Credit Suisse Trust Commodity Return Strategy Portfolio
*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.
Beginning on or after January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 option 4, free of charge. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Fund. Your election to receive shareholder reports in paper will apply to all future reports for all Funds available under your policy or contract.
If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the inside cover of this report.
NorthwesternMutual.com
90-1899 (0786) (REV 0819)

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How to get more information

Information on the Internet: NorthwesternMutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	229 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	26 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	28 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Sustainable Equity Portfolio - Semi-Annual Report	24 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	190 pages

(This report follows the end of the Neuberger Berman AMT Sustainable Equity Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	100 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	36 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	32 pages

Northwestern Mutual Variable Life Account II Financial Statements	32 pages

Prospectus Supplements and Shareholder Notices	20 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2018

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$444,428	$181,347	$255,566	$11,780	$1,326,711
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	7	6	177	-	-

Total Assets	444,435	181,353	255,743	11,780	1,326,711

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	350
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	350

Total Net Assets	$444,435	$181,353	$255,743	$11,780	$1,326,361

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$37,577	$11,337	$27,120	$527	$175,032
Northwestern Mutual Equity	350	92	321	6	1,488
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	384,765	148,462	214,372	10,331	1,068,626
Northwestern Mutual Equity	6,059	2,574	3,554	155	16,006
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,071	4,645	4,919	316	22,263
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	8,613	14,243	5,457	445	42,946

Total Net Assets	$444,435	$181,353	$255,743	$11,780	$1,326,361

(1) Investments, at cost	$389,522	$156,444	$267,781	$12,042	$886,655
Mutual Fund Shares Held	161,376	70,645	194,643	10,768	289,107
(2) Accumulation Unit Value	$5.301752	$4.844807	$3.583452	$1.969452	$5.818234
Units Outstanding	73,716	31,175	60,814	5,325	186,419
(3) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701	$135.776139
Units Outstanding	95	89	99	18	164
(4) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701	$135.776139
Units Outstanding	116	273	109	26	316

The Accompanying Notes are an Integral Part of these Financial Statements.	1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$12,935	$197,660	$119,126	$445,412	$308,934
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	30	69	247	165

Total Assets	12,935	197,690	119,195	445,659	309,099

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	2	-	-	-	-

Total Net Assets	$12,933	$197,690	$119,195	$445,659	$309,099

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,084	$16,809	$9,632	$59,767	$15,453
Northwestern Mutual Equity	11	152	83	718	142
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	11,100	167,120	100,298	367,607	270,247
Northwestern Mutual Equity	179	3,076	1,689	6,049	4,343
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	-	4,746	3,269	4,292	9,070
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	559	5,787	4,224	7,226	9,844

Total Net Assets	$12,933	$197,690	$119,195	$445,659	$309,099

(1) Investments, at cost	$14,986	$141,417	$112,878	$509,637	$289,609
Mutual Fund Shares Held	14,533	127,605	77,759	165,519	178,060
(2) Accumulation Unit Value	$1.837071	$2.678096	$2.967059	$4.100122	$4.530052
Units Outstanding	6,140	63,551	34,373	91,132	60,615
(3) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	-	163	102	37	172
(4) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	36	198	132	62	187

2	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$63,533	$257,635	$40,260	$175,102	$95,342
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	29	42	12	33	17

Total Assets	63,562	257,677	40,272	175,135	95,359

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$63,562	$257,677	$40,272	$175,135	$95,359

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$4,829	$11,208	$3,261	$13,557	$4,375
Northwestern Mutual Equity	44	106	30	125	51
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	54,791	231,314	33,862	151,144	82,733
Northwestern Mutual Equity	968	4,014	496	2,747	1,607
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,265	4,035	1,261	1,858	2,963
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,665	7,000	1,362	5,704	3,630

Total Net Assets	$63,562	$257,677	$40,272	$175,135	$95,359

(1) Investments, at cost	$68,257	$231,383	$42,811	$165,476	$89,398
Mutual Fund Shares Held	44,491	109,819	32,029	85,666	68,395
(2) Accumulation Unit Value	$3.540449	$4.315234	$1.978237	$3.823467	$1.971431
Units Outstanding	15,749	54,532	17,368	40,249	42,781
(3) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	33	70	56	45	138
(4) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	44	122	61	137	169

The Accompanying Notes are an Integral Part of these Financial Statements.	3

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$36,025	$489,986	$56,882	$154,604	$24,893
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	8	-

Total Assets	36,026	489,986	56,882	154,612	24,893

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	26	58	-	-
Due to Participants	-	-	-	82	-

Total Liabilities	-	26	58	82	-

Total Net Assets	$36,026	$489,960	$56,824	$154,530	$24,893

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$2,080	$55,516	$2,869	$11,943	$2,575
Northwestern Mutual Equity	22	762	33	149	26
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	30,296	404,525	48,890	117,881	16,689
Northwestern Mutual Equity	514	7,217	803	2,903	237
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,498	8,763	1,869	14,644	793
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,616	13,177	2,360	7,010	4,573

Total Net Assets	$36,026	$489,960	$56,824	$154,530	$24,893

(1) Investments, at cost	$38,123	$551,713	$59,199	$154,604	$24,981
Mutual Fund Shares Held	40,844	310,118	60,513	154,604	24,145
(2) Accumulation Unit Value	$1.139564	$3.301503	$0.880106	$1.545924	$1.043226
Units Outstanding	27,037	124,713	56,463	78,131	16,223
(3) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150	$12.818134
Units Outstanding	135	1,700	175	346	62
(4) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150	$12.818134
Units Outstanding	146	2,556	221	165	357

4	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$243,053	$10,664	$10,811	$107,393	$41,877
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	-

Total Assets	243,053	10,667	10,811	107,393	41,877

Liabilities:
Due to Northwestern Mutual Life Insurance Company	42	-	-	5	-
Due to Participants	-	-	-	-	-

Total Liabilities	42	-	-	5	-

Total Net Assets	$243,011	$10,667	$10,811	$107,388	$41,877

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$19,845	$627	$552	$7,586	$2,456
Northwestern Mutual Equity	241	8	6	81	24
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	193,922	9,755	8,540	91,189	36,430
Northwestern Mutual Equity	3,699	147	136	1,542	592
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	14,652	66	421	4,598	450
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,652	64	1,156	2,392	1,925

Total Net Assets	$243,011	$10,667	$10,811	$107,388	$41,877

(1) Investments, at cost	$250,953	$11,509	$11,126	$110,607	$42,876
Mutual Fund Shares Held	198,248	10,569	10,170	156,322	39,997
(2) Accumulation Unit Value	$2.809628	$1.423026	$1.080225	$3.851321	$1.334721
Units Outstanding	70,337	6,959	8,032	24,078	27,737
(3) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	65	3	29	89	24
(4) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	47	3	81	46	104

The Accompanying Notes are an Integral Part of these Financial Statements.	5

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$347,387	$48,347	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	158,825	41,920	-
Neuberger Berman Advisers Management Trust	-	-	-	-	5,072
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	211	-	1

Total Assets	347,387	48,347	159,036	41,920	5,073

Liabilities:
Due to Northwestern Mutual Life Insurance Company	38	6	-	2	-
Due to Participants	-	-	-	-	-

Total Liabilities	38	6	-	2	-

Total Net Assets	$347,349	$48,341	$159,036	$41,918	$5,073

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$158,494	$6,814	$13,055	$3,123	$343
Northwestern Mutual Equity	1,360	73	124	29	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	169,374	37,857	134,945	35,898	3,719
Northwestern Mutual Equity	3,233	693	2,488	562	69
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,795	982	2,912	634	239
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,093	1,922	5,512	1,672	700

Total Net Assets	$347,349	$48,341	$159,036	$41,918	$5,073

(1) Investments, at cost	$360,136	$50,569	$166,427	$44,105	$5,173
Mutual Fund Shares Held	255,432	44,113	5,436	1,339	223
(2) Accumulation Unit Value	$3.764026	$2.207402	$4.497777	$1.866274	$1.815096
Units Outstanding	45,857	17,464	30,556	19,537	2,087
(3) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	37	41	60	31	12
(4) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	34	80	114	81	35

6	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	195,809	91,302	116,075	81,601	161,131
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	21	18	2	11	19

Total Assets	195,830	91,320	116,077	81,612	161,150

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$195,830	$91,320	$116,077	$81,612	$161,150

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$8,793	$4,984	$6,577	$4,802	$8,682
Northwestern Mutual Equity	79	50	82	70	91
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	167,623	78,872	98,057	61,425	139,723
Northwestern Mutual Equity	3,089	1,561	1,823	1,210	2,696
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	8,919	2,964	6,126	10,991	4,116
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,327	2,889	3,412	3,114	5,842

Total Net Assets	$195,830	$91,320	$116,077	$81,612	$161,150

(1) Investments, at cost	$229,451	$102,321	$130,751	$85,436	$171,816
Mutual Fund Shares Held	14,924	7,698	11,561	8,103	12,097
(2) Accumulation Unit Value	$1.943977	$2.610168	$1.724712	$2.271363	$4.477782
Units Outstanding	87,816	30,815	57,911	27,576	31,805
(3) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	404	98	320	445	85
(4) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	332	95	178	126	120

The Accompanying Notes are an Integral Part of these Financial Statements.	7

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account

December 31, 2018

(in thousands, except accumulation values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	6,715	19,322	21,008	11,600	-
Credit Suisse Trust	-	-	-	-	20,034
Due from Northwestern Mutual Life Insurance Company	-	11	3	-	2

Total Assets	6,715	19,333	21,011	11,600	20,036

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	-	3	-
Due to Participants	-	-	-	-	-

Total Liabilities	1	-	-	3	-

Total Net Assets	$6,714	$19,333	$21,011	$11,597	$20,036

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,833	$4,333	$4,585	$1,405	$471
Northwestern Mutual Equity	14	51	40	14	8
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	4,752	14,287	15,732	9,149	17,290
Northwestern Mutual Equity	89	269	332	206	337
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	25	22	8	-	994
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1	371	314	823	936

Total Net Assets	$6,714	$19,333	$21,011	$11,597	$20,036

(1) Investments, at cost	$7,284	$22,220	$23,783	$12,808	$26,452
Mutual Fund Shares Held	725	2,223	2,398	1,422	5,773
(2) Accumulation Unit Value	$1.281521	$1.335190	$1.368685	$1.401615	$4.724979
Units Outstanding	3,778	10,901	11,737	6,674	3,730
(3) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	2	1	1	-	224
(4) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	-	24	21	60	211

8	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2018

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$3,399	$954	$4,286	$96	$23,355
Expenses:
Mortality and expense risk charges	2,137	806	1,251	53	6,373
Taxes	21	6	15	-	99

Total expenses	2,158	812	1,266	53	6,472

Net investment income (loss)	1,241	142	3,020	43	16,883

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12,027	4,548	8,075	253	43,371
Realized gain distribution	52,065	5,268	82,153	600	13,822

Realized gains (losses)	64,092	9,816	90,228	853	57,193

Change in unrealized appreciation/(depreciation) of investments during the period	(60,587)	(14,420)	(110,692)	(1,427)	(142,220)

Net increase (decrease) in net assets resulting from operations	$4,746	$(4,462)	$(17,444)	$(531)	$(68,144)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$239	$3,739	$2,648	$690	$3,929
Expenses:
Mortality and expense risk charges	59	929	565	2,306	1,528
Taxes	1	9	6	35	9

Total expenses	60	938	571	2,341	1,537

Net investment income (loss)	179	2,801	2,077	(1,651)	2,392

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(76)	5,995	4,506	8,184	4,928
Realized gain distribution	1,028	7,401	9,949	86,007	23,067

Realized gains (losses)	952	13,396	14,455	94,191	27,995

Change in unrealized appreciation/(depreciation) of investments during the period	(2,319)	(22,403)	(29,347)	(129,136)	(71,107)

Net increase (decrease) in net assets resulting from operations	$(1,188)	$(6,206)	$(12,815)	$(36,596)	$(40,720)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,184	$-	$620	$1,080	$1,507
Expenses:
Mortality and expense risk charges	324	1,363	187	904	456
Taxes	3	7	2	8	3

Total expenses	327	1,370	189	912	459

Net investment income (loss)	857	(1,370)	431	168	1,048

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,666	4,023	437	4,899	(434)
Realized gain distribution	6,834	25,536	1,858	15,472	-

Realized gains (losses)	10,500	29,559	2,295	20,371	(434)

Change in unrealized appreciation/(depreciation) of investments during the period	(21,062)	(62,947)	(7,277)	(46,873)	(13,290)

Net increase (decrease) in net assets resulting from operations	$(9,705)	$(34,758)	$(4,551)	$(26,334)	$(12,676)

The Accompanying Notes are an Integral Part of these Financial Statements.	9

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2018

(in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$662	$14,217	$794	$2,280	$370
Expenses:
Mortality and expense risk charges	167	2,501	255	590	86
Taxes	1	33	2	6	1

Total expenses	168	2,534	257	596	87

Net investment income (loss)	494	11,683	537	1,684	283

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	873	10,324	332	-	(5)
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	873	10,324	332	-	(5)

Change in unrealized appreciation/(depreciation) of investments during the period	(7,190)	(114,245)	(10,179)	-	(32)

Net increase (decrease) in net assets resulting from operations	$(5,823)	$(92,238)	$(9,310)	$1,684	$246

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$5,466	$184	$225	$6,109	$1,311
Expenses:
Mortality and expense risk charges	988	41	42	481	180
Taxes	11	-	-	4	1

Total expenses	999	41	42	485	181

Net investment income (loss)	4,467	143	183	5,624	1,130

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(500)	(192)	(54)	1,386	(322)
Realized gain distribution	-	213	-	-	-

Realized gains (losses)	(500)	21	(54)	1,386	(322)

Change in unrealized appreciation/(depreciation) of investments during the period	(5,612)	(344)	(456)	(10,507)	(1,526)

Net increase (decrease) in net assets resulting from operations	$(1,645)	$(180)	$(327)	$(3,497)	$(718)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$8,752	$1,054	$773	$203	$28
Expenses:
Mortality and expense risk charges	1,685	228	832	197	20
Taxes	87	4	8	2	-

Total expenses	1,772	232	840	199	20

Net investment income (loss)	6,980	822	(67)	4	8

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,006)	1,131	1,711	1,105	174
Realized gain distribution	8,154	1,426	16,791	3,867	316

Realized gains (losses)	7,148	2,557	18,502	4,972	490

Change in unrealized appreciation/(depreciation) of investments during the period	(28,103)	(6,009)	(46,600)	(8,106)	(858)

Net increase (decrease) in net assets resulting from operations	$(13,975)	$(2,630)	$(28,165)	$(3,130)	$(360)

10	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

Northwestern Mutual Variable Life Account

For the Year Ended December 31, 2018

(in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$2,609	$512	$2,288	$1,746
Expenses:
Mortality and expense risk charges	949	469	559	313
Taxes	5	3	4	3

Total expenses	954	472	563	316

Net investment income (loss)	1,655	40	1,725	1,430

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,399	922	(262)	(392)
Realized gain distribution	41,499	17,528	10,439	-

Realized gains (losses)	45,898	18,450	10,177	(392)

Change in unrealized appreciation/(depreciation) of investments during the period	(69,035)	(31,125)	(32,739)	(2,093)

Net increase (decrease) in net assets resulting from operations	$(21,482)	$(12,635)	$(20,837)	$(1,055)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division

Income:
Dividend income	$7,710	$311	$1,145
Expenses:
Mortality and expense risk charges	733	31	98
Taxes	5	1	3

Total expenses	738	32	101

Net investment income (loss)	6,972	279	1,044

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,846)	94	(191)
Realized gain distribution	203	65	599

Realized gains (losses)	(4,643)	159	408

Change in unrealized appreciation/(depreciation) of investments during the period	(12,985)	(778)	(3,007)

Net increase (decrease) in net assets resulting from operations	$(10,656)	$(340)	$(1,555)

	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$1,163	$644	$545
Expenses:
Mortality and expense risk charges	108	56	89
Taxes	2	1	-

Total expenses	110	57	89

Net investment income (loss)	1,053	587	456

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	132	211	(1,287)
Realized gain distribution	895	582	-

Realized gains (losses)	1,027	793	(1,287)

Change in unrealized appreciation/(depreciation) of investments during the period	(4,085)	(2,664)	(1,879)

Net increase (decrease) in net assets resulting from operations	$(2,005)	$(1,284)	$(2,710)

The Accompanying Notes are an Integral Part of these Financial Statements.	11

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,241	$1,825	$142	$528
Net realized gains (losses)	64,092	28,171	9,816	5,699
Net change in unrealized appreciation/(depreciation)	(60,587)	59,092	(14,420)	40,771

Net increase (decrease) in net assets resulting from operations	4,746	89,088	(4,462)	46,998

Policy Transactions:
Policy owners’ net payments	13,937	14,122	4,583	4,657
Policy loans, surrenders and death benefits	(21,009)	(19,169)	(11,287)	(8,218)
Mortality and other (net)	(8,792)	(8,079)	(3,579)	(3,177)
Transfers from other divisions or sponsor	58,975	52,007	25,055	31,248
Transfers to other divisions or sponsor	(58,640)	(54,330)	(20,918)	(25,934)

Net increase (decrease) in net assets resulting from contract transactions	(15,529)	(15,449)	(6,146)	(1,424)

Net increase (decrease) in net assets	(10,783)	73,639	(10,608)	45,574

Net Assets:
Beginning of period	455,218	381,579	191,961	146,387

End of period	$444,435	$455,218	$181,353	$191,961

Units issued during the period	5,955	5,874	3,512	4,444
Units redeemed during the period	(8,021)	(8,613)	(4,514)	(5,605)

Net units issued (redeemed) during period	(2,066)	(2,739)	(1,002)	(1,161)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$3,020	$3,472	$43	$56
Net realized gains (losses)	90,228	6,417	853	728
Net change in unrealized appreciation/(depreciation)	(110,692)	46,331	(1,427)	1,130

Net increase (decrease) in net assets resulting from operations	(17,444)	56,220	(531)	1,914

Policy Transactions:
Policy owners’ net payments	10,089	9,693	341	369
Policy loans, surrenders and death benefits	(13,157)	(11,940)	(151)	(527)
Mortality and other (net)	(5,567)	(5,310)	(206)	(189)
Transfers from other divisions or sponsor	22,385	17,187	2,148	2,987
Transfers to other divisions or sponsor	(23,397)	(17,449)	(2,294)	(1,663)

Net increase (decrease) in net assets resulting from contract transactions	(9,647)	(7,819)	(162)	977

Net increase (decrease) in net assets	(27,091)	48,401	(693)	2,891

Net Assets:
Beginning of period	282,834	234,433	12,473	9,582

End of period	$255,743	$282,834	$11,780	$12,473

Units issued during the period	4,859	4,939	739	1,486
Units redeemed during the period	(6,968)	(6,540)	(913)	(1,012)

Net units issued (redeemed) during period	(2,109)	(1,601)	(174)	474

12	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$16,883	$17,731	$179	$210
Net realized gains (losses)	57,193	42,287	952	419
Net change in unrealized appreciation/(depreciation)	(142,220)	193,671	(2,319)	696

Net increase (decrease) in net assets resulting from operations	(68,144)	253,689	(1,188)	1,325

Policy Transactions:
Policy owners’ net payments	41,240	39,146	350	518
Policy loans, surrenders and death benefits	(65,216)	(56,230)	(637)	(661)
Mortality and other (net)	(26,188)	(24,654)	(224)	(208)
Transfers from other divisions or sponsor	151,145	158,572	3,036	2,869
Transfers to other divisions or sponsor	(152,092)	(147,117)	(1,901)	(3,155)

Net increase (decrease) in net assets resulting from contract transactions	(51,111)	(30,283)	624	(637)

Net increase (decrease) in net assets	(119,255)	223,406	(564)	688

Net Assets:
Beginning of period	1,445,616	1,222,210	13,497	12,809

End of period	$1,326,361	$1,445,616	$12,933	$13,497

Units issued during the period	14,562	16,264	1,364	1,382
Units redeemed during the period	(19,653)	(20,332)	(1,279)	(1,581)

Net units issued (redeemed) during period	(5,091)	(4,068)	85	(199)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$2,801	$2,470	$2,077	$2,278
Net realized gains (losses)	13,396	9,484	14,455	9,059
Net change in unrealized appreciation/(depreciation)	(22,403)	14,099	(29,347)	7,487

Net increase (decrease) in net assets resulting from operations	(6,206)	26,053	(12,815)	18,824

Policy Transactions:
Policy owners’ net payments	6,415	6,730	4,203	4,353
Policy loans, surrenders and death benefits	(12,413)	(9,757)	(5,313)	(5,009)
Mortality and other (net)	(3,960)	(3,780)	(2,335)	(2,334)
Transfers from other divisions or sponsor	21,717	27,917	34,468	38,396
Transfers to other divisions or sponsor	(25,575)	(33,174)	(34,845)	(40,748)

Net increase (decrease) in net assets resulting from contract transactions	(13,816)	(12,064)	(3,822)	(5,342)

Net increase (decrease) in net assets	(20,022)	13,989	(16,637)	13,482

Net Assets:
Beginning of period	217,712	203,723	135,832	122,350

End of period	$197,690	$217,712	$119,195	$135,832

Units issued during the period	5,155	6,339	4,265	4,806
Units redeemed during the period	(8,605)	(10,251)	(5,114)	(6,453)

Net units issued (redeemed) during period	(3,450)	(3,912)	(849)	(1,647)

The Accompanying Notes are an Integral Part of these Financial Statements.	13

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(1,651)	$(949)	$2,392	$2,212
Net realized gains (losses)	94,191	6,637	27,995	26,053
Net change in unrealized appreciation/(depreciation)	(129,136)	78,700	(71,107)	20,618

Net increase (decrease) in net assets resulting from operations	(36,596)	84,388	(40,720)	48,883

Policy Transactions:
Policy owners’ net payments	17,537	17,576	9,209	9,483
Policy loans, surrenders and death benefits	(24,391)	(20,861)	(15,038)	(14,406)
Mortality and other (net)	(9,604)	(9,273)	(5,839)	(5,811)
Transfers from other divisions or sponsor	29,379	33,793	76,431	78,492
Transfers to other divisions or sponsor	(32,361)	(38,600)	(73,087)	(80,407)

Net increase (decrease) in net assets resulting from contract transactions	(19,440)	(17,365)	(8,324)	(12,649)

Net increase (decrease) in net assets	(56,036)	67,023	(49,044)	36,234

Net Assets:
Beginning of period	501,695	434,672	358,143	321,909

End of period	$445,659	$501,695	$309,099	$358,143

Units issued during the period	6,492	7,380	6,152	6,533
Units redeemed during the period	(9,716)	(10,834)	(7,499)	(8,817)

Net units issued (redeemed) during period	(3,224)	(3,454)	(1,347)	(2,284)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$857	$778	$(1,370)	$(926)
Net realized gains (losses)	10,500	5,350	29,559	4,596
Net change in unrealized appreciation/(depreciation)	(21,062)	2,073	(62,947)	50,595

Net increase (decrease) in net assets resulting from operations	(9,705)	8,201	(34,758)	54,265

Policy Transactions:
Policy owners’ net payments	2,287	2,112	9,056	9,211
Policy loans, surrenders and death benefits	(3,069)	(3,530)	(14,175)	(13,306)
Mortality and other (net)	(1,343)	(1,407)	(5,314)	(5,072)
Transfers from other divisions or sponsor	8,528	14,442	40,892	34,943
Transfers to other divisions or sponsor	(11,576)	(15,864)	(43,375)	(37,523)

Net increase (decrease) in net assets resulting from contract transactions	(5,173)	(4,247)	(12,916)	(11,747)

Net increase (decrease) in net assets	(14,878)	3,954	(47,674)	42,518

Net Assets:
Beginning of period	78,440	74,486	305,351	262,833

End of period	$63,562	$78,440	$257,677	$305,351

Units issued during the period	1,450	2,539	4,737	4,953
Units redeemed during the period	(2,544)	(3,600)	(6,887)	(7,213)

Net units issued (redeemed) during period	(1,094)	(1,061)	(2,150)	(2,260)

14	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$431	$500	$168	$694
Net realized gains (losses)	2,295	1,852	20,371	15,404
Net change in unrealized appreciation/(depreciation)	(7,277)	1,773	(46,873)	5,468

Net increase (decrease) in net assets resulting from operations	(4,551)	4,125	(26,334)	21,566

Policy Transactions:
Policy owners’ net payments	1,116	1,177	6,343	6,134
Policy loans, surrenders and death benefits	(1,412)	(1,052)	(8,910)	(9,568)
Mortality and other (net)	(738)	(587)	(3,530)	(3,527)
Transfers from other divisions or sponsor	21,687	20,664	10,025	14,289
Transfers to other divisions or sponsor	(14,489)	(16,216)	(14,096)	(17,189)

Net increase (decrease) in net assets resulting from contract transactions	6,164	3,986	(10,168)	(9,861)

Net increase (decrease) in net assets	1,613	8,111	(36,502)	11,705

Net Assets:
Beginning of period	38,659	30,548	211,637	199,932

End of period	$40,272	$38,659	$175,135	$211,637

Units issued during the period	5,520	5,491	3,086	4,279
Units redeemed during the period	(3,139)	(3,821)	(5,013)	(6,388)

Net units issued (redeemed) during period	2,381	1,670	(1,927)	(2,109)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,048	$883	$494	$431
Net realized gains (losses)	(434)	(834)	873	646
Net change in unrealized appreciation/(depreciation)	(13,290)	24,534	(7,190)	6,821

Net increase (decrease) in net assets resulting from operations	(12,676)	24,583	(5,823)	7,898

Policy Transactions:
Policy owners’ net payments	4,950	4,868	86	1,193
Policy loans, surrenders and death benefits	(5,145)	(5,220)	(1,390)	(1,709)
Mortality and other (net)	(1,970)	(1,874)	(667)	(558)
Transfers from other divisions or sponsor	20,586	32,206	18,677	28,660
Transfers to other divisions or sponsor	(20,386)	(28,132)	(13,904)	(22,992)

Net increase (decrease) in net assets resulting from contract transactions	(1,965)	1,848	2,802	4,594

Net increase (decrease) in net assets	(14,641)	26,431	(3,021)	12,492

Net Assets:
Beginning of period	110,000	83,569	39,047	26,555

End of period	$95,359	$110,000	$36,026	$39,047

Units issued during the period	6,321	8,345	7,195	9,549
Units redeemed during the period	(6,934)	(7,295)	(5,422)	(5,621)

Net units issued (redeemed) during period	(613)	1,050	1,773	3,928

The Accompanying Notes are an Integral Part of these Financial Statements.	15

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$11,683	$10,745	$537	$271
Net realized gains (losses)	10,324	8,591	332	5
Net change in unrealized appreciation/(depreciation)	(114,245)	88,760	(10,179)	11,518

Net increase (decrease) in net assets resulting from operations	(92,238)	108,096	(9,310)	11,794

Policy Transactions:
Policy owners’ net payments	23,063	22,619	1,930	1,988
Policy loans, surrenders and death benefits	(28,576)	(26,854)	(2,694)	(1,637)
Mortality and other (net)	(10,349)	(10,810)	(1,003)	(843)
Transfers from other divisions or sponsor	50,395	53,850	18,352	21,668
Transfers to other divisions or sponsor	(50,468)	(51,059)	(13,322)	(9,330)

Net increase (decrease) in net assets resulting from contract transactions	(15,935)	(12,254)	3,263	11,846

Net increase (decrease) in net assets	(108,173)	95,842	(6,047)	23,640

Net Assets:
Beginning of period	598,133	502,291	62,871	39,231

End of period	$489,960	$598,133	$56,824	$62,871

Units issued during the period	17,875	19,724	14,904	18,232
Units redeemed during the period	(21,014)	(22,314)	(11,451)	(7,276)

Net units issued (redeemed) during period	(3,1391)	(2,590)	3,453	10,956

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,684	$313	$283	$201
Net realized gains (losses)	-	1	(5)	29
Net change in unrealized appreciation/(depreciation)	-	-	(32)	(26)

Net increase (decrease) in net assets resulting from operations	1,684	314	246	204

Policy Transactions:
Policy owners’ net payments	46,736	50,425	361	813
Policy loans, surrenders and death benefits	(24,887)	(22,644)	(1,997)	(2,762)
Mortality and other (net)	(4,202)	(4,595)	(402)	(366)
Transfers from other divisions or sponsor	168,804	120,861	15,225	11,997
Transfers to other divisions or sponsor	(181,455)	(161,310)	(11,029)	(7,802)

Net increase (decrease) in net assets resulting from contract transactions	4,996	(17,263)	2,158	1,880

Net increase (decrease) in net assets	6,680	(16,949)	2,404	2,084

Net Assets:
Beginning of period	147,850	164,799	22,489	20,405

End of period	$154,530	$147,850	$24,893	$22,489

Units issued during the period	71,692	60,150	7,297	6,683
Units redeemed during the period	(70,154)	(66,766)	(6,867)	(6,977)

Net units issued (redeemed) during period	1,538	(6,616)	430	(294)

16	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$4,467	$4,166	$143	$134
Net realized gains (losses)	(500)	3,813	21	180
Net change in unrealized appreciation/(depreciation)	(5,612)	(249)	(344)	386

Net increase (decrease) in net assets resulting from operations	(1,645)	7,730	(180)	700

Policy Transactions:
Policy owners’ net payments	9,372	10,351	515	485
Policy loans, surrenders and death benefits	(14,848)	(13,959)	(253)	(542)
Mortality and other (net)	(4,331)	(4,602)	(179)	(192)
Transfers from other divisions or sponsor	116,263	142,616	2,807	3,781
Transfers to other divisions or sponsor	(113,554)	(139,500)	(1,923)	(3,946)

Net increase (decrease) in net assets resulting from contract transactions	(7,098)	(5,094)	967	(414)

Net increase (decrease) in net assets	(8,743)	2,636	787	286

Net Assets:
Beginning of period	251,754	249,118	9,880	9,594

End of period	$243,011	$251,754	$10,667	$9,880

Units issued during the period	9,361	10,246	2,372	2,897
Units redeemed during the period	(9,851)	(10,256)	(1,691)	(3,156)

Net units issued (redeemed) during period	(490)	(10)	681	(259)

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$183	$30	$5,624	$5,784
Net realized gains (losses)	(54)	15	1,386	610
Net change in unrealized appreciation/(depreciation)	(456)	272	(10,507)	703

Net increase (decrease) in net assets resulting from operations	(327)	317	(3,497)	7,097

Policy Transactions:
Policy owners’ net payments	415	441	3,957	3,693
Policy loans, surrenders and death benefits	(551)	(573)	(5,367)	(5,620)
Mortality and other (net)	(177)	(173)	(2,165)	(2,200)
Transfers from other divisions or sponsor	6,764	6,417	24,915	26,064
Transfers to other divisions or sponsor	(5,806)	(4,923)	(26,822)	(23,509)

Net increase (decrease) in net assets resulting from contract transactions	645	1,189	(5,482)	(1,572)

Net increase (decrease) in net assets	318	1,506	(8,979)	5,525

Net Assets:
Beginning of period	10,493	8,987	116,367	110,842

End of period	$10,811	$10,493	$107,388	$116,367

Units issued during the period	2,425	2,968	2,661	3,295
Units redeemed during the period	(2,082)	(2,079)	(3,784)	(3,700)

Net units issued (redeemed) during period	343	889	(1,123)	(405)

The Accompanying Notes are an Integral Part of these Financial Statements.	17

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,130	$1,288	$6,980	$6,230
Net realized gains (losses)	(322)	(159)	7,148	9,992
Net change in unrealized appreciation/(depreciation)	(1,526)	1,618	(28,103)	22,907

Net increase (decrease) in net assets resulting from operations	(718)	2,747	(13,975)	39,129

Policy Transactions:
Policy owners’ net payments	1,268	1,422	14,159	12,816
Policy loans, surrenders and death benefits	(1,995)	(2,784)	(21,756)	(16,343)
Mortality and other (net)	(758)	(674)	(8,811)	(8,474)
Transfers from other divisions or sponsor	9,930	11,111	78,836	85,933
Transfers to other divisions or sponsor	(6,231)	(4,418)	(76,177)	(85,391)

Net increase (decrease) in net assets resulting from contract transactions	2,214	4,657	(13,749)	(11,459)

Net increase (decrease) in net assets	1,496	7,404	(27,724)	27,670

Net Assets:
Beginning of period	40,381	32,977	375,073	347,403

End of period	$41,877	$40,381	$347,349	$375,073

Units issued during the period	6,890	8,081	4,613	4,803
Units redeemed during the period	(5,784)	(4,765)	(5,946)	(6,304)

Net units issued (redeemed) during period	1,106	3,316	(1,333)	(1,501)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$822	$824	$(67)	$112
Net realized gains (losses)	2,557	2,912	18,502	9,071
Net change in unrealized appreciation/(depreciation)	(6,009)	2,897	(46,600)	24,016

Net increase (decrease) in net assets resulting from operations	(2,630)	6,633	(28,165)	33,199

Policy Transactions:
Policy owners’ net payments	1,681	2,103	6,023	6,627
Policy loans, surrenders and death benefits	(3,546)	(1,595)	(8,185)	(7,622)
Mortality and other (net)	(1,139)	(1,083)	(3,349)	(3,324)
Transfers from other divisions or sponsor	3,121	4,161	16,837	18,461
Transfers to other divisions or sponsor	(2,746)	(1,514)	(19,693)	(21,758)

Net increase (decrease) in net assets resulting from contract transactions	(2,629)	2,072	(8,367)	(7,616)

Net increase (decrease) in net assets	(5,259)	8,705	(36,532)	25,583

Net Assets:
Beginning of period	53,600	44,895	195,568	169,985

End of period	$48,341	$53,600	$159,036	$195,568

Units issued during the period	1,830	2,351	2,663	3,183
Units redeemed during the period	(2,431)	(1,802)	(3,823)	(4,373)

Net units issued (redeemed) during period	(601)	549	(1,160)	(1,190)

18	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$4	$146	$8	$7
Net realized gains (losses)	4,972	3,448	490	429
Net change in unrealized appreciation/(depreciation)	(8,106)	4,354	(858)	412

Net increase (decrease) in net assets resulting from operations	(3,130)	7,948	(360)	848

Policy Transactions:
Policy owners’ net payments	1,371	1,185	197	197
Policy loans, surrenders and death benefits	(1,572)	(1,923)	(159)	(127)
Mortality and other (net)	(779)	(721)	(88)	(86)
Transfers from other divisions or sponsor	7,341	7,393	2,036	1,543
Transfers to other divisions or sponsor	(6,171)	(7,235)	(1,840)	(1,975)

Net increase (decrease) in net assets resulting from contract transactions	190	(1,301)	146	(448)

Net increase (decrease) in net assets	(2,940)	6,647	(214)	400

Net Assets:
Beginning of period	44,858	38,211	5,287	4,887

End of period	$41,918	$44,858	$5,073	$5,287

Units issued during the period	3,067	3,439	490	397
Units redeemed during the period	(3,030)	(3,965)	(448)	(695)

Net units issued (redeemed) during period	37	(526)	42	(298)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,655	$1,324	$40	$(255)
Net realized gains (losses)	45,898	26,476	18,450	8,160
Net change in unrealized appreciation/(depreciation)	(69,035)	12,183	(31,125)	6,712

Net increase (decrease) in net assets resulting from operations	(21,482)	39,983	(12,635)	14,617

Policy Transactions:
Policy owners’ net payments	6,575	6,438	3,467	3,902
Policy loans, surrenders and death benefits	(10,381)	(12,624)	(5,554)	(5,175)
Mortality and other (net)	(3,961)	(3,898)	(2,013)	(1,955)
Transfers from other divisions or sponsor	12,877	11,013	11,935	10,586
Transfers to other divisions or sponsor	(18,307)	(15,389)	(14,339)	(11,898)

Net increase (decrease) in net assets resulting from contract transactions	(13,197)	(14,460)	(6,504)	(4,540)

Net increase (decrease) in net assets	(34,679)	25,523	(19,139)	10,077

Net Assets:
Beginning of period	230,509	204,986	110,459	100,382

End of period	$195,830	$230,509	$91,320	$110,459

Units issued during the period	5,660	6,824	2,779	3,090
Units redeemed during the period	(9,925)	(13,296)	(4,468)	(4,483)

Net units issued (redeemed) during period	(4,265)	(6,472)	(1,689)	(1,393)

The Accompanying Notes are an Integral Part of these Financial Statements.	19

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,725	$2,918	$1,430	$843
Net realized gains (losses)	10,177	4,273	(392)	106
Net change in unrealized appreciation/(depreciation)	(32,739)	20,702	(2,093)	2,024

Net increase (decrease) in net assets resulting from operations	(20,837)	27,893	(1,055)	2,973

Policy Transactions:
Policy owners’ net payments	5,326	5,149	2,957	3,523
Policy loans, surrenders and death benefits	(7,412)	(6,448)	(5,622)	(5,976)
Mortality and other (net)	(2,403)	(2,462)	(1,602)	(1,706)
Transfers from other divisions or sponsor	19,698	20,376	32,671	29,681
Transfers to other divisions or sponsor	(19,767)	(19,187)	(31,917)	(28,628)

Net increase (decrease) in net assets resulting from contract transactions	(4,558)	(2,572)	(3,513)	(3,106)

Net increase (decrease) in net assets	(25,395)	25,321	(4,568)	(133)

Net Assets:
Beginning of period	141,472	116,151	86,180	86,313

End of period	$116,077	$141,472	$81,612	$86,180

Units issued during the period	6,537	8,086	4,833	5,623
Units redeemed during the period	(7,759)	(9,137)	(5,716)	(6,536)

Net units issued (redeemed) during period	(1,222)	(1,051)	(883)	(913)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$6,972	$5,547	$279	$110
Net realized gains (losses)	(4,643)	(152)	159	59
Net change in unrealized appreciation/(depreciation)	(12,985)	13,204	(778)	351

Net increase (decrease) in net assets resulting from operations	(10,656)	18,599	(340)	520

Policy Transactions:
Policy owners’ net payments	7,050	6,894	(313)	263
Policy loans, surrenders and death benefits	(8,018)	(8,987)	(393)	(178)
Mortality and other (net)	(3,170)	(3,193)	(157)	(120)
Transfers from other divisions or sponsor	21,601	22,200	2,196	1,327
Transfers to other divisions or sponsor	(24,752)	(25,065)	(1,239)	(27)

Net increase (decrease) in net assets resulting from contract transactions	(7,289)	(8,151)	94	1,265

Net increase (decrease) in net assets	(17,945)	10,448	(246)	1,785

Net Assets:
Beginning of period	179,095	168,647	6,960	5,175

End of period	$161,150	$179,095	$6,714	$6,960

Units issued during the period	3,342	3,595	1,702	1,076
Units redeemed during the period	(4,677)	(5,174)	(2,321)	(174)

Net units issued (redeemed) during period	(1,335)	(1,579)	(619)	902

20	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,044	$407	$1,053	$557
Net realized gains (losses)	408	1,049	1,027	854
Net change in unrealized appreciation/(depreciation)	(3,007)	814	(4,085)	1,449

Net increase (decrease) in net assets resulting from operations	(1,555)	2,270	(2,005)	2,860

Policy Transactions:
Policy owners’ net payments	764	907	830	763
Policy loans, surrenders and death benefits	(1,976)	(515)	(451)	(1,120)
Mortality and other (net)	(460)	(478)	(432)	(394)
Transfers from other divisions or sponsor	1,488	2,852	2,538	2,181
Transfers to other divisions or sponsor	(1,423)	(1,311)	(1,608)	(1,710)

Net increase (decrease) in net assets resulting from contract transactions	(1,607)	1,455	877	(280)

Net increase (decrease) in net assets	(3,162)	3,725	(1,128)	2,580

Net Assets:
Beginning of period	22,495	18,770	22,139	19,559

End of period	$19,333	$22,495	$21,011	$22,139

Units issued during the period	1,597	2,297	1,737	2,013
Units redeemed during the period	(2,163)	(1,601)	(1,825)	(2,473)

Net units issued (redeemed) during period	(566)	696	(88)	(460)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$587	$360	$456	$1,757
Net realized gains (losses)	793	391	(1,287)	(1,637)
Net change in unrealized appreciation/(depreciation)	(2,664)	1,127	(1,879)	106

Net increase (decrease) in net assets resulting from operations	(1,284)	1,878	(2,710)	226

Policy Transactions:
Policy owners’ net payments	404	498	836	1,149
Policy loans, surrenders and death benefits	(358)	(321)	(840)	(881)
Mortality and other (net)	(225)	(204)	(390)	(339)
Transfers from other divisions or sponsor	739	1,099	8,169	8,957
Transfers to other divisions or sponsor	(1,009)	(443)	(6,151)	(6,968)

Net increase (decrease) in net assets resulting from contract transactions	(449)	629	1,624	1,918

Net increase (decrease) in net assets	(1,733)	2,507	(1,086)	2,144

Net Assets:
Beginning of period	13,330	10,823	21,122	18,978

End of period	$11,597	$13,330	$20,036	$21,122

Units issued during the period	853	762	1,928	2,110
Units redeemed during the period	(1,026)	(705)	(1,608)	(1,759)

Net units issued (redeemed) during period	(173)	57	320	351

The Accompanying Notes are an Integral Part of these Financial Statements.	21

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

On May 1, 2018, the Neuberger Berman AMT Socially Responsive Division was renamed the AMT Sustainable Equity Division.

2.	Significant Accounting Policies

A.

Use of Estimates –The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2018, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2018 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$74,775	$36,995
Focused Appreciation Division	22,381	23,119
Large Cap Core Stock Division	98,798	23,510
Large Cap Blend Division	2,271	1,802
Index 500 Stock Division	92,552	112,496
Large Company Value Division	4,250	2,419
Domestic Equity Division	19,488	23,121
Equity Income Division	21,229	13,074
Mid Cap Growth Stock Division	105,245	40,558
Index 400 Stock Division	43,417	26,499
Mid Cap Value Division	11,551	9,054
Small Cap Growth Stock Division	38,783	27,582
Index 600 Stock Division	13,374	4,924
Small Cap Value Division	24,352	18,887
International Growth Division	10,981	11,919

22

Notes to Financial Statements

Fund Name	Purchases	Sales
Research International Core Division	$8,429	$5,126
International Equity Division	42,760	47,021
Emerging Markets Equity Division	13,013	9,148
Government Money Market Division	64,568	58,551
Short-Term Bond Division	8,902	6,452
Select Bond Division	24,997	27,546
Long-Term U.S. Government Bond Division	3,489	2,167
Inflation Protection Bond Division	2,777	1,951
High Yield Bond Division	11,432	11,296
Multi-Sector Bond Division	9,333	5,985
Balanced Division	32,773	31,317
Asset Allocation Division	6,242	6,623
Fidelity VIP Mid Cap Division	26,130	17,988
Fidelity VIP Contrafund Division	9,588	5,524
AMT Sustainable Equity Division	1,267	797
U.S. Strategic Equity Division	50,515	20,623
U.S. Small Cap Equity Division	23,358	12,331
International Developed Markets Division	20,801	13,214
Strategic Bond Division	9,843	11,934
Global Real Estate Securities Division	16,003	16,169
LifePoints Moderate Strategy Division	3,442	3,005
LifePoints Balanced Strategy Division	4,050	4,025
LifePoints Growth Strategy Division	5,463	2,637
LifePoints Equity Growth Strategy Division	2,423	1,704
Credit Suisse Trust Commodity Return Strategy Division	5,084	3,000

4.    Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and other in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

23

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Growth Stock Division
2018	73,927	$5.301752	to	$74.477290	$444,435	0.70%	0.00% to 0.55%	0.70%	to	1.26%
2017	75,993	5.259578	to	73.551913	455,218	0.86	0.00 to 0.55	23.59	to	24.27
2016	78,732	4.251519	to	59.189518	381,579	0.87	0.00 to 0.55	1.91	to	2.47
2015	82,582	4.167790	to	57.763945	392,702	0.74	0.00 to 0.55	5.43	to	6.01
2014	85,738	3.949121	to	54.488126	386,925	0.59	0.00 to 0.55	8.43	to	9.02

Focused Appreciation Division
2018	31,537	$4.844807	to	$52.188290	$181,353	0.49%	0.00% to 0.55%	(2.87)%	to	(2.34)%
2017	32,539	4.983314	to	53.438372	191,961	0.72	0.00 to 0.55	32.89	to	33.62
2016	33,700	3.746116	to	39.992151	146,387	0.24	0.00 to 0.55	5.30	to	5.87
2015	34,234	3.554167	to	37.773111	138,660	0.00	0.00 to 0.55	13.02	to	13.64
2014	34,391	3.141534	to	33.238141	122,795	0.02	0.00 to 0.55	8.84	to	9.43

Large Cap Core Stock Division
2018	61,022	$3.583452	to	$49.869208	$255,743	1.51%	0.00% to 0.55%	(6.55)%	to	(6.04)%
2017	63,131	3.831001	to	53.073917	282,834	1.76	0.00 to 0.55	24.19	to	24.87
2016	64,732	3.081784	to	42.503832	234,433	2.16	0.00 to 0.55	6.98	to	7.57
2015	67,126	2.877770	to	39.512372	228,494	2.14	0.00 to 0.55	(3.59)	to	(3.06)
2014	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88	to	28.58

Large Cap Blend Division
2018	5,369	$1.969452	to	$17.140701	$11,780	0.78%	0.00% to 0.55%	(4.53)%	to	(4.00)%
2017	5,549	2.060897	to	17.855817	12,473	0.92	0.00 to 0.55	18.38	to	19.02
2016	5,069	1.739254	to	15.001832	9,582	1.06	0.00 to 0.55	13.36	to	13.99
2015	5,414	1.532727	to	13.161232	8,934	0.93	0.00 to 0.55	(2.95)	to	(2.42)
2014	4,680	1.577743	to	13.487127	8,192	0.04	0.00 to 0.55	11.96	to	12.58

Index 500 Stock Division
2018	186,899	$5.818234	to	$135.776139	$1,326,361	1.60%	0.00% to 0.55%	(5.10)%	to	(4.58)%
2017	191,990	6.124794	to	142.286114	1,445,616	1.76	0.00 to 0.55	20.85	to	21.52
2016	196,058	5.062909	to	117.092375	1,222,210	1.85	0.00 to 0.55	11.12	to	11.73
2015	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00 to 0.55	0.62	to	1.17
2014	200,831	4.519180	to	103.583087	1,122,395	1.60	0.00 to 0.55	12.84	to	13.46

Large Company Value Division
2018	6,176	$1.837071	to	$15.732361	$12,933	1.78%	0.00% to 0.55%	(8.43)%	to	(7.92)%
2017	6,091	2.004205	to	17.086312	13,497	2.00	0.00 to 0.55	10.49	to	11.10
2016	6,290	1.812084	to	15.379433	12,809	1.71	0.00 to 0.55	14.73	to	15.36
2015	5,877	1.577867	to	13.331635	10,525	1.62	0.00 to 0.55	(4.37)	to	(3.85)
2014	6,169	1.648404	to	13.865219	11,466	0.00	0.00 to 0.55	12.41	to	13.03

Domestic Equity Division
2018	63,912	$2.678096	to	$29.152607	$197,690	1.74%	0.00% to 0.55%	(3.34)%	to	(2.81)%
2017	67,362	2.768059	to	29.996128	217,712	1.62	0.00 to 0.55	13.16	to	13.78
2016	71,274	2.443831	to	26.364364	203,723	1.86	0.00 to 0.55	14.35	to	14.98
2015	73,953	2.135000	to	22.929503	183,664	1.82	0.00 to 0.55	(0.64)	to	(0.09)
2014	76,044	2.146602	to	22.950784	190,774	1.70	0.00 to 0.55	13.25	to	13.87

Equity Income Division
2018	34,607	$2.967059	to	$31.961107	$119,195	2.01%	0.00% to 0.55%	(9.84)%	to	(9.35)%
2017	35,456	3.287847	to	35.257091	135,832	2.20	0.00 to 0.55	15.61	to	16.24
2016	37,103	2.841098	to	30.330455	122,350	2.03	0.00 to 0.55	18.52	to	19.17
2015	38,972	2.394831	to	25.451821	109,208	1.69	0.00 to 0.55	(7.25)	to	(6.74)
2014	40,696	2.579506	to	27.291728	123,149	1.23	0.00 to 0.55	6.84	to	7.43

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

24

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock Division
2018	91,231	$4.100122	to	$116.184426	$445,659	0.13%	0.00% to 0.55%	(7.89)%	to	(7.38)%
2017	94,455	4.446849	to	125.441587	501,695	0.25	0.00 to 0.55	19.63	to	20.29
2016	97,909	3.713373	to	104.283373	434,672	0.19	0.00 to 0.55	0.28	to	0.83
2015	101,666	3.699378	to	103.425002	450,936	0.04	0.00 to 0.55	0.16	to	0.71
2014	104,691	3.689747	to	102.693582	465,306	0.36	0.00 to 0.55	7.90	to	8.49

Index 400 Stock Division
2018	60,974	$4.530052	to	$52.678316	$309,099	1.11%	0.00% to 0.55%	(11.82)%	to	(11.33)%
2017	62,321	5.132177	to	59.411237	358,143	1.07	0.00 to 0.55	15.33	to	15.96
2016	64,605	4.445732	to	51.235085	321,909	1.15	0.00 to 0.55	19.72	to	20.38
2015	66,515	3.709654	to	42.560713	275,417	1.08	0.00 to 0.55	(2.92)	to	(2.38)
2014	68,204	3.817251	to	43.598907	290,596	0.98	0.00 to 0.55	8.82	to	9.42

Mid Cap Value Division
2018	15,826	$3.540449	to	$38.138006	$63,562	1.60%	0.00% to 0.55%	(13.33)%	to	(12.85)%
2017	16,920	4.080949	to	43.762109	78,440	1.44	0.00 to 0.55	11.20	to	11.81
2016	17,981	3.666285	to	39.139970	74,486	1.68	0.00 to 0.55	22.56	to	23.23
2015	17,077	2.988550	to	31.761925	57,463	1.64	0.00 to 0.55	(1.87)	to	(1.33)
2014	17,454	3.042400	to	32.189353	60,350	0.99	0.00 to 0.55	16.05	to	16.69

Small Cap Growth Stock Division
2018	54,724	$4.315234	to	$57.505467	$257,677	0.00%	0.00% to 0.55%	(12.19)%	to	(11.71)%
2017	56,874	4.909491	to	65.129570	305,351	0.11	0.00 to 0.55	20.94	to	21.61
2016	59,134	4.055279	to	53.557262	262,833	0.23	0.00 to 0.55	11.64	to	12.25
2015	61,830	3.628992	to	47.712811	246,246	0.11	0.00 to 0.55	(0.23)	to	0.32
2014	63,835	3.633783	to	47.561777	255,403	0.00	0.00 to 0.55	8.06	to	8.66

Index 600 Stock Division
2018	17,485	$1.978237	to	$22.378619	$40,272	1.41%	0.00% to 0.55%	(9.28)%	to	(8.78)%
2017	15,104	2.178475	to	24.532713	38,659	1.86	0.00 to 0.55	12.31	to	12.93
2016	13,434	1.937744	to	21.724279	30,548	0.58	0.00 to 0.55	25.43	to	26.12
2015	11,625	1.543293	to	17.224563	20,831	0.00	0.00 to 0.55	(2.88)	to	(2.35)
2014	10,776	1.587514	to	17.638780	20,248	1.53	0.00 to 0.55	4.76	to	5.34

Small Cap Value Division
2018	40,431	$3.823467	to	$41.620093	$175,135	0.53%	0.00% to 0.55%	(13.21)%	to	(12.73)%
2017	42,358	4.400993	to	47.690780	211,637	0.77	0.00 to 0.55	11.04	to	11.65
2016	44,467	3.959369	to	42.713658	199,932	0.93	0.00 to 0.55	31.67	to	32.39
2015	45,429	3.004079	to	32.262868	156,881	0.68	0.00 to 0.55	(5.97)	to	(5.45)
2014	47,518	3.191481	to	34.121874	174,553	0.36	0.00 to 0.55	(0.33)	to	0.22

International Growth Division
2018	43,088	$1.971431	to	$21.459907	$95,359	1.40%	0.00% to 0.55%	(11.76)%	to	(11.28)%
2017	43,701	2.232113	to	24.188049	110,000	1.30	0.00 to 0.55	29.32	to	30.03
2016	42,651	1.724317	to	18.601991	83,569	1.15	0.00 to 0.55	(3.93)	to	(3.41)
2015	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)	to	(4.52)
2014	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15	to	19.81

Research International Core Division
2018	27,318	$1.139564	to	$11.053328	$36,026	1.66%	0.00% to 0.55%	(14.14)%	to	(13.66)%
2017	25,545	1.325886	to	12.802534	39,047	1.68	0.00 to 0.55	27.51	to	28.21
2016	21,617	1.038788	to	9.985604	26,555	1.77	0.00 to 0.55	(1.66)	to	(1.12)
2015	20,383	1.055308	to	10.098885	24,504	2.05	0.00 to 0.55	(1.65)	to	(1.11)
2014	16,529	1.071981	to	10.212438	20,860	1.45	0.00 to 0.55	(7.22)	to	(6.71)

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

25

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

International Equity Division
2018	128,969	$3.301503	to	$5.155553	$489,960	2.50%	0.00% to 0.55%	(15.87)%	to	(15.41)%
2017	132,108	3.920448	to	6.094491	598,133	2.35	0.00 to 0.55	21.63	to	22.30
2016	134,698	3.220087	to	4.983406	502,291	2.14	0.00 to 0.55	2.33	to	2.89
2015	137,889	3.143590	to	4.843231	502,646	2.95	0.00 to 0.55	(2.75)	to	(2.21)
2014	139,819	3.229216	to	4.952849	525,118	1.91	0.00 to 0.55	(9.30)	to	(8.80)

Emerging Markets Equity Division
2018	56,859	$0.880106	to	$10.668771	$56,824	1.31%	0.00% to 0.55%	(14.23)%	to	(13.75)%
2017	53,406	1.025080	to	12.370178	62,871	0.92	0.00 to 0.55	27.14	to	27.84
2016	42,450	0.805449	to	9.676365	39,231	0.72	0.00 to 0.55	8.47	to	9.06
2015	39,847	0.741823	to	8.872116	34,756	0.88	0.00 to 0.55	(12.72)	to	(12.24)
2014	34,924	0.849119	to	10.109813	34,843	0.63	0.00 to 0.55	(6.76)	to	(6.25)

Government Money Market Division
2018	78,642	$1.545924	to	$42.522150	$154,530	1.53%	0.00% to 0.55%	0.97%	to	1.53%
2017	77,104	1.529296	to	41.875417	147,850	0.59	0.00 to 0.55	0.05	to	0.60
2016	83,720	1.527011	to	41.625993	164,799	0.12	0.00 to 0.55	(0.42)	to	0.13
2015	79,683	1.531914	to	41.572750	171,148	0.01	0.00 to 0.55	(0.54)	to	0.01
2014	79,806	1.538686	to	41.568533	165,824	0.07	0.00 to 0.55	(0.48)	to	0.07

Short-Term Bond Division
2018	16,642	$1.043226	to	$12.818134	$24,893	1.54%	0.00% to 0.55%	0.81%	to	1.36%
2017	16,212	1.033965	to	12.646732	22,489	1.28	0.00 to 0.55	0.78	to	1.33
2016	16,506	1.025038	to	12.481062	20,405	1.19	0.00 to 0.55	1.12	to	1.67
2015	12,538	1.012734	to	12.275717	15,742	0.71	0.00 to 0.55	0.17	to	0.72
2014	11,155	1.010036	to	12.188479	13,392	0.60	0.00 to 0.55	0.00 (2)	to	0.38

Select Bond Division
2018	70,449	$2.809628	to	$226.413644	$243,011	2.25%	0.00% to 0.55%	(0.76)%	to	(0.21)%
2017	70,939	2.828365	to	226.897252	251,754	2.07	0.00 to 0.55	3.02	to	3.58
2016	70,949	2.742774	to	219.047810	249,118	1.94	0.00 to 0.55	2.49	to	3.06
2015	70,587	2.673382	to	212.549665	243,197	1.50	0.00 to 0.55	(0.02)	to	0.53
2014	70,799	2.671248	to	211.428447	248,615	2.02	0.00 to 0.55	4.99	to	5.56

Long-Term U.S Government Bond Division
2018	6,965	$1.423026	to	$20.262648	$10,667	2.02%	0.00% to 0.55%	(2.58)%	to	(2.04)%
2017	6,284	1.459300	to	20.685508	9,880	1.86	0.00 to 0.55	7.69	to	8.28
2016	6,543	1.353810	to	19.104481	9,594	1.87	0.00 to 0.55	0.54	to	1.09
2015	5,671	1.345254	to	18.898765	8,101	2.11	0.00 to 0.55	(2.01)	to	(1.47)
2014	4,722	1.371509	to	19.181310	6,944	2.01	0.00 to 0.55	23.05	to	23.73

Inflation Protection Division
2018	8,142	$1.080225	to	$14.354000	$10,811	2.09%	0.00% to 0.55%	(3.14)%	to	(2.61)%
2017	7,799	1.114216	to	14.738894	10,493	0.69	0.00 to 0.55	3.01	to	3.58
2016	6,910	1.080563	to	14.229840	8,987	1.23	0.00 to 0.55	4.11	to	4.68
2015	6,372	1.036853	to	13.593038	7,975	2.34	0.00 to 0.55	(2.74)	to	(2.20)
2014	6,336	1.065002	to	13.899486	8,559	0.52	0.00 to 0.55	2.57	to	3.14

High Yield Bond Division
2018	24,213	$3.851321	to	$51.690668	$107,388	5.42%	0.00% to 0.55%	(3.24)%	to	(2.71)%
2017	25,336	3.976385	to	53.128855	116,367	5.44	0.00 to 0.55	6.30	to	6.88
2016	25,741	3.737039	to	49.707921	110,842	5.33	0.00 to 0.55	13.97	to	14.60
2015	26,563	3.275752	to	43.377037	100,914	4.53	0.00 to 0.55	(1.90)	to	(1.36)
2014	27,230	3.335950	to	43.976216	106,154	5.04	0.00 to 0.55	0.62	to	1.18

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2)	Ratio is less than 0.005%.

26

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Multi-Sector Bond Division
2018	27,865	$1.334721	to	$18.535667	$41,877	3.12%	0.00% to 0.55%	(1.84)%	to	(1.30)%
2017	26,759	1.358433	to	18.780164	40,381	3.85	0.00 to 0.55	7.79	to	8.38
2016	23,443	1.258995	to	17.327635	32,977	4.53	0.00 to 0.55	10.48	to	11.09
2015	21,624	1.138400	to	15.597729	27,546	5.58	0.00 to 0.55	(2.76)	to	(2.22)
2014	20,081	1.169486	to	15.951947	26,344	2.65	0.00 to 0.55	2.68	to	3.25

Balanced Division
2018	45,928	$3.764026	to	$209.277798	$347,349	2.37%	0.00% to 0.55%	(3.98)%	to	(3.45)%
2017	47,261	3.916267	to	216.761163	375,073	2.19	0.00 to 0.55	11.37	to	11.98
2016	48,762	3.512832	to	193.563662	347,403	2.26	0.00 to 0.55	6.00	to	6.58
2015	53,304	3.310708	to	181.609174	345,035	1.97	0.00 to 0.55	(0.67)	to	(0.12)
2014	54,744	3.329658	to	181.830315	360,234	2.31	0.00 to 0.55	4.99	to	5.56

Asset Allocation Division
2018	17,585	$2.207402	to	$24.028105	$48,341	1.99%	0.00% to 0.55%	(5.40)%	to	(4.88)%
2017	18,186	2.331046	to	25.259678	53,600	2.07	0.00 to 0.55	14.25	to	14.87
2016	17,637	2.038314	to	21.988973	44,895	2.37	0.00 to 0.55	7.20	to	7.79
2015	18,489	1.899554	to	20.400265	44,291	1.92	0.00 to 0.55	(0.97)	to	(0.43)
2014	19,933	1.916252	to	20.487411	47,339	2.15	0.00 to 0.55	4.57	to	5.15

Fidelity VIP Mid Cap Division
2018	30,730	$4.497777	to	$48.449732	$159,036	0.40%	0.00% to 0.55%	(15.24)%	to	(14.77)%
2017	31,890	5.301232	to	56.847028	195,568	0.49	0.00 to 0.55	19.88	to	20.54
2016	33,080	4.417776	to	47.161926	169,985	0.32	0.00 to 0.55	11.31	to	11.92
2015	34,908	3.964922	to	42.137819	162,700	0.25	0.00 to 0.55	(2.17)	to	(1.63)
2014	36,665	4.048702	to	42.835362	175,314	0.02	0.00 to 0.55	5.45	to	6.03

Fidelity VIP Contrafund Division
2018	19,649	$1.866274	to	$20.573795	$41,918	0.44%	0.00% to 0.55%	(7.15)%	to	(6.64)%
2017	19,612	2.008049	to	22.036922	44,858	0.77	0.00 to 0.55	20.92	to	21.59
2016	20,138	1.658952	to	18.124509	38,211	0.62	0.00 to 0.55	7.14	to	7.73
2015	22,441	1.546836	to	16.824006	39,557	0.82	0.00 to 0.55	(0.13)	to	0.42
2014	21,021	1.547371	to	16.754369	37,757	0.78	0.00 to 0.55	11.04	to	11.65

AMT Sustainable Equity Division
2018	2,134	$1.815096	to	$19.872228	$5,073	0.51%	0.00% to 0.55%	(6.23)%	to	(5.72)%
2017	2,092	1.933853	to	21.076980	5,287	0.51	0.00 to 0.55	17.78	to	18.43
2016	2,390	1.640254	to	17.797220	4,887	0.71	0.00 to 0.55	9.26	to	9.86
2015	2,413	1.499733	to	16.199640	4,514	0.57	0.00 to 0.55	(1.01)	to	(0.46)
2014	2,395	1.513495	to	16.275087	4,590	0.37	0.00 to 0.55	9.78	to	10.38

U.S. Strategic Equity Division
2018	88,552	$1.943977	to	$22.064057	$195,830	1.15%	0.00% to 0.55%	(10.14)%	to	(9.64)%
2017	92,817	2.161152	to	24.418364	230,509	1.02	0.00 to 0.55	20.14	to	20.80
2016	99,289	1.797106	to	20.214494	204,986	1.04	0.00 to 0.55	10.03	to	10.64
2015	108,402	1.631656	to	18.271298	203,098	0.82	0.00 to 0.55	0.55	to	1.11
2014	114,307	1.621079	to	18.071559	213,362	1.16	0.00 to 0.55	11.09	to	11.70

U.S. Small Cap Equity Division
2018	31,008	$2.610168	to	$30.385277	$91,320	0.47%	0.00% to 0.55%	(12.45)%	to	(11.97)%
2017	32,697	2.978626	to	34.518205	110,459	0.18	0.00 to 0.55	14.85	to	15.48
2016	34,090	2.590944	to	29.891437	100,382	0.83	0.00 to 0.55	18.01	to	18.66
2015	36,650	2.193357	to	25.191084	91,739	0.67	0.00 to 0.55	(7.69)	to	(7.19)
2014	38,597	2.373801	to	27.141282	104,705	0.25	0.00 to 0.55	1.00	to	1.56

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

27

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

International Developed Markets Division
2018	58,409	$1.724712	to	$19.124827	$116,077	1.72%	0.00% to 0.55%	(15.34)%	to	(14.87)%
2017	59,631	2.035246	to	22.466466	141,472	2.65	0.00 to 0.55	24.29	to	24.98
2016	60,682	1.635824	to	17.976751	116,151	3.23	0.00 to 0.55	1.80	to	2.36
2015	62,803	1.605290	to	17.562157	117,670	1.15	0.00 to 0.55	(1.85)	to	(1.31)
2014	63,654	1.633987	to	17.795979	121,476	1.95	0.00 to 0.55	(4.97)	to	(4.45)

Strategic Bond Division
2018	28,147	$2.271363	to	$24.693685	$81,612	2.12%	0.00% to 0.55%	(1.35)%	to	(0.81)%
2017	29,030	2.300337	to	24.895915	86,180	1.35	0.00 to 0.55	3.30	to	3.86
2016	29,943	2.224732	to	23.970161	86,313	1.59	0.00 to 0.55	2.54	to	3.10
2015	29,943	2.167486	to	23.248775	85,576	2.39	0.00 to 0.55	(0.69)	to	(0.14)
2014	30,112	2.180310	to	23.281628	86,877	1.55	0.00 to 0.55	4.88	to	5.45

Global Real Estate Securities Division
2018	32,010	$4.477782	to	$48.615288	$161,150	4.49%	0.00% to 0.55%	(6.24)%	to	(5.73)%
2017	33,345	4.771257	to	51.568102	179,095	3.63	0.00 to 0.55	11.19	to	11.80
2016	34,924	4.286703	to	46.124107	168,647	4.49	0.00 to 0.55	2.46	to	3.02
2015	36,412	4.179747	to	44.771967	172,160	1.64	0.00 to 0.55	(0.30)	to	0.25
2014	36,715	4.188148	to	44.660949	175,388	3.26	0.00 to 0.55	14.12	to	14.75

LifePoints Moderate Strategy Division
2018	3,780	$1.281521	to	$15.741887	$6,714	4.57%	0.00% to 0.55%	(5.44)%	to	(4.92)%
2017	4,399	1.353996	to	16.557145	6,960	2.27	0.00 to 0.55	9.29	to	9.88
2016	3,497	1.237730	to	15.067752	5,175	3.65	0.00 to 0.55	7.16	to	7.75
2015	2,175	1.153913	to	13.984420	3,256	2.55	0.00 to 0.55	(2.24)	to	(1.71)
2014	1,929	1.179226	to	14.227181	3,327	3.33	0.00 to 0.55	4.28	to	4.85

LifePoints Balanced Strategy Division
2018	10,926	$1.335190	to	$15.421524	$19,333	5.36%	0.00% to 0.55%	(7.31)%	to	(6.80)%
2017	11,492	1.439016	to	16.545882	22,495	2.36	0.00 to 0.55	11.39	to	12.00
2016	10,796	1.290626	to	14.773443	18,770	3.30	0.00 to 0.55	8.46	to	9.05
2015	11,511	1.188804	to	13.546956	17,506	2.20	0.00 to 0.55	(2.84)	to	(2.30)
2014	11,655	1.222287	to	13.866173	17,117	2.98	0.00 to 0.55	4.04	to	4.61

LifePoints Growth Strategy Division
2018	11,759	$1.368685	to	$14.739598	$21,011	4.93%	0.00% to 0.55%	(8.55)%	to	(8.05)%
2017	11,847	1.495208	to	16.029490	22,139	3.19	0.00 to 0.55	15.02	to	15.65
2016	12,307	1.298639	to	13.860030	19,559	2.92	0.00 to 0.55	9.13	to	9.73
2015	13,267	1.188862	to	12.631574	19,036	1.81	0.00 to 0.55	(3.84)	to	(3.31)
2014	13,525	1.235139	to	13.064429	20,126	3.03	0.00 to 0.55	3.19	to	3.76

LifePoints Equity Growth Strategy Division
2018	6,734	$1.401615	to	$13.779890	$11,597	4.92%	0.00% to 0.55%	(9.95)%	to	(9.45)%
2017	6,907	1.554985	to	15.218716	13,330	3.38	0.00 to 0.55	16.91	to	17.55
2016	6,850	1.328754	to	12.946453	10,823	2.95	0.00 to 0.55	10.24	to	10.85
2015	6,000	1.204105	to	11.679451	8,824	1.53	0.00 to 0.55	(4.40)	to	(3.87)
2014	5,836	1.258221	to	12.149681	8,762	3.29	0.00 to 0.55	2.92	to	3.48

Credit Suisse Trust Commodity Return Strategy Division
2018	4,165	$4.432602	to	$4.724979	$20,036	2.52%	0.00% to 0.55%	(12.14)%	to	(11.66)%
2017	3,845	5.017461	to	5.372638	21,122	9.04	0.00 to 0.55	0.96	to	1.52
2016	3,494	4.942479	to	5.316102	18,978	0.00	0.00 to 0.55	11.41	to	12.02
2015	3,059	4.412123	to	4.767003	14,882	0.00	0.00 to 0.55	(25.44)	to	(25.03)
2014	2,448	5.885213	to	6.387246	15,934	0.00	0.00 to 0.55	(17.39)	to	(16.94)

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the Northwestern Mutual Variable Life Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (4)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the Northwestern Mutual Variable Life Account based on our audits. We are a public

29

accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Divisions in the Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2019

We have served as the auditor of one or more of the Divisions in Northwestern Mutual Variable Life Account since 1984.

30	.

Annual Report December 31, 2018

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$9,427	$15,761	$6,137	$1,940		$76,276
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	1	-	1	-		21

Total Assets	9,428	15,761	6,138	1,940		76,297

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-		-
Due to Participants	-	-	-	-		-

Total Liabilities	-	-	-	-		-

Total Net Assets	$9,428	$15,761	$6,138	$1,940		$76,297

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$4,344	$13,696	$3,250	$1,760		$60,558
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	4,893	1,252	2,387	2		9,935
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	191	813	501	178		5,804

Total Net Assets	$9,428	$15,761	$6,138	$1,940		$76,297

(1) Investments, at cost	$9,897	$15,238	$7,691	$1,981		$74,163
Mutual Fund Shares Held	3,423	6,140	4,674	1,773		16,622
(2) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701		$135.776139
Units Outstanding	58	262	65	103		446
(3) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701		$135.776139
Units Outstanding	66	24	48	-	(1)	73
(4) Accumulation Unit Value	$74.477290	$52.188290	$49.869208	$17.140701		$135.776139
Units Outstanding	3	16	10	10		43

(1)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	1

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,408	$14,732	$11,142	$4,375	$20,237
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	1	1	-

Total Assets	1,409	14,732	11,143	4,376	20,237

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	2	-	-	11
Due to Participants	-	-	-	-	-

Total Liabilities	-	2	-	-	11

Total Net Assets	$1,409	$14,730	$11,143	$4,376	$20,226

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$933	$11,326	$9,093	$3,063	$17,036
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	390	2,714	1,463	1,109	2,438
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	86	690	587	204	752

Total Net Assets	$1,409	$14,730	$11,143	$4,376	$20,226

(1) Investments, at cost	$1,611	$14,161	$12,565	$5,149	$22,797
Mutual Fund Shares Held	1,582	9,511	7,273	1,626	11,664
(2) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	59	389	284	26	324
(3) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	25	93	46	10	46
(4) Accumulation Unit Value	$15.732361	$29.152607	$31.961107	$116.184426	$52.678316
Units Outstanding	5	24	18	2	14

(1)	Amount is less than one thousand.

2	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$9,134	$8,319	$9,931	$7,315	$16,409
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	-

Total Assets	9,135	8,319	9,931	7,315	16,409

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	13	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	13	-	1

Total Net Assets	$9,135	$8,319	$9,918	$7,315	$16,408

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$6,747	$5,710	$7,561	$6,462	$15,188
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,682	2,191	2,131	493	427
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	706	418	226	360	793

Total Net Assets	$9,135	$8,319	$9,918	$7,315	$16,408

(1) Investments, at cost	$10,882	$9,167	$10,671	$8,311	$16,568
Mutual Fund Shares Held	6,397	3,546	7,900	3,579	11,771
(2) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	177	99	338	155	708
(3) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	44	38	95	12	20
(4) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093	$21.459907
Units Outstanding	19	7	10	9	37

(1)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	3

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division		Short- Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$13,282	$31,147	$19,149	$15,941		$2,344
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	1	-	22		48

Total Assets	13,282	31,148	19,149	15,963		2,392

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	1	-		-
Due to Participants	-	-	-	13		-

Total Liabilities	2	-	1	13		-

Total Net Assets	$13,280	$31,148	$19,148	$15,950		$2,392

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$10,946	$25,512	$17,677	$9,078		$1,699
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	955	4,284	418	6,866		285
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	1,379	1,352	1,053	6		408

Total Net Assets	$13,280	$31,148	$19,148	$15,950		$2,392

(1) Investments, at cost	$14,230	$35,021	$19,598	$15,941		$2,350
Mutual Fund Shares Held	15,059	19,713	20,372	15,941		2,274
(2) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150		$12.818134
Units Outstanding	990	4,949	1,657	214		133
(3) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150		$12.818134
Units Outstanding	86	831	39	161		22
(4) Accumulation Unit Value	$11.053328	$5.155553	$10.668771	$42.522150		$12.818134
Units Outstanding	125	262	99	-	(1)	32

(1)	Amount is less than one thousand.

4	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi- Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$23,676	$678	$3,726	$11,390	$12,522
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	-

Total Assets	23,677	678	3,726	11,390	12,522

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$23,677	$678	$3,726	$11,390	$12,522

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$17,276	$231	$2,755	$9,539	$11,490
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	5,846	26	866	1,682	730
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	555	421	105	169	302

Total Net Assets	$23,677	$678	$3,726	$11,390	$12,522

(1) Investments, at cost	$24,284	$683	$3,832	$12,136	$12,765
Mutual Fund Shares Held	19,312	673	3,505	16,578	11,960
(2) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	76	11	192	185	620
(3) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	26	1	60	33	39
(4) Accumulation Unit Value	$226.413644	$20.262648	$14.354000	$51.690668	$18.535667
Units Outstanding	2	21	7	3	16

(1)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	5

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$6,448	$1,011	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	12,145	11,052	-
Neuberger Berman Advisers Management Trust	-	-	-	-	6,733
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	6,448	1,011	12,145	11,052	6,733

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	1	2
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	1	2

Total Net Assets	$6,448	$1,011	$12,145	$11,051	$6,731

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,529	$504	$8,933	$9,735	$6,149
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	3,374	406	2,502	269	186
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	545	101	710	1,047	396

Total Net Assets	$6,448	$1,011	$12,145	$11,051	$6,731

(1) Investments, at cost	$6,791	$1,092	$13,811	$11,923	$7,094
Mutual Fund Shares Held	4,741	922	416	353	297
(2) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	12	21	184	473	309
(3) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	16	17	52	13	9
(4) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	3	4	15	51	20

(1)	Amount is less than one thousand.

6	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	3,548	2,200	6,264	7,082	16,200
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	3,548	2,200	6,264	7,082	16,200

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	1

Total Net Assets	$3,548	$2,200	$6,264	$7,082	$16,199

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$3,077	$1,662	$4,838	$5,503	$14,018
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	444	337	1,367	1,277	1,138
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	27	201	59	302	1,043

Total Net Assets	$3,548	$2,200	$6,264	$7,082	$16,199

(1) Investments, at cost	$4,534	$2,777	$7,360	$7,262	$17,965
Mutual Fund Shares Held	270	185	624	703	1,216
(2) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	139	55	253	223	288
(3) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	20	11	71	52	23
(4) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	1	7	3	12	21

(1)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	7

Statements of Assets and Liabilities

Northwestern Mutual Variable Life Account II

December 31, 2018

(in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	94	1,621	2,256	423	-
Credit Suisse Trust	-	-	-	-	7,663
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	94	1,621	2,256	423	7,663

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$94	$1,621	$2,256	$423	$7,663

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$55	$1,036	$1,803	$423	$7,162
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	39	585	162	-	210
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	-	291	-	291

Total Net Assets	$94	$1,621	$2,256	$423	$7,663

(1) Investments, at cost	$103	$1,838	$2,526	$480	$9,153
Mutual Fund Shares Held	10	187	258	52	2,208
(2) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	4	67	122	31	1,616
(3) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	2	38	11	-	47
(4) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	-	-	20	-	66

(1)	Amount is less than one thousand.

8	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2018

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$72	$82	$101	$16	$1,216

Net investment income (loss)	72	82	101	16	1,216

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	167	276	103	55	2,095
Realized gain distribution	1,097	455	1,937	99	720

Realized gains (losses)	1,264	731	2,040	154	2,815

Change in unrealized appreciation/(depreciation) of investments during the period	(1,249)	(1,215)	(2,542)	(255)	(8,101)

Net increase (decrease) in net assets resulting from operations	$87	$(402)	$(401)	$(85)	$(4,070)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$24	$258	$249	$7	$233

Net investment income (loss)	24	258	249	7	233

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(14)	196	234	90	267
Realized gain distribution	102	511	934	813	1,365

Realized gains (losses)	88	707	1,168	903	1,632

Change in unrealized appreciation/(depreciation) of investments during the period	(238)	(1,452)	(2,587)	(1,260)	(4,450)

Net increase (decrease) in net assets resulting from operations	$(126)	$(487)	$(1,170)	$(350)	$(2,585)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$153	$-	$141	$43	$237

Net investment income (loss)	153	-	141	43	237

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	56	296	194	129	233
Realized gain distribution	885	804	422	612	-

Realized gains (losses)	941	1,100	616	741	233

Change in unrealized appreciation/(depreciation) of investments during the period	(2,395)	(2,288)	(1,875)	(1,829)	(2,441)

Net increase (decrease) in net assets resulting from operations	$(1,301)	$(1,188)	$(1,118)	$(1,045)	$(1,971)

The Accompanying Notes are an Integral Part of these Financial Statements.	9

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2018

(in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$215	$839	$245	$200	$38

Net investment income (loss)	215	839	245	200	38

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	82	266	65	-	(3)
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	82	266	65	-	(3)

Change in unrealized appreciation/(depreciation) of investments during the period	(2,228)	(6,450)	(2,866)	-	(2)

Net increase (decrease) in net assets resulting from operations	$(1,931)	$(5,345)	$(2,556)	$200	$33

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$534	$17	$71	$619	$356

Net investment income (loss)	534	17	71	619	356

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(142)	(17)	(6)	(39)	(30)
Realized gain distribution	-	19	-	-	-

Realized gains (losses)	(142)	2	(6)	(39)	(30)

Change in unrealized appreciation/(depreciation) of investments during the period	(404)	(7)	(153)	(890)	(459)

Net increase (decrease) in net assets resulting from operations	$(12)	$12	$(88)	$(310)	$(133)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$153	$22	$57	$50	$33

Net investment income (loss)	153	22	57	50	33

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	10	46	94	92
Realized gain distribution	143	30	1,166	792	373

Realized gains (losses)	144	40	1,212	886	465

Change in unrealized appreciation/(depreciation) of investments during the period	(511)	(121)	(3,345)	(1,772)	(937)

Net increase (decrease) in net assets resulting from operations	$(214)	$(59)	$(2,076)	$(836)	$(439)

10	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

Northwestern Mutual Variable Life Account II

For the Year Ended December 31, 2018

(in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division
Income:
Dividend income	$47	$12	$117	$136

Net investment income (loss)	47	12	117	136

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	45	19	71	(33)
Realized gain distribution	740	418	530	-

Realized gains (losses)	785	437	601	(33)

Change in unrealized appreciation/(depreciation) of investments during the period	(1,205)	(753)	(1,776)	(126)

Net increase (decrease) in net assets resulting from operations	$(373)	$(304)	$(1.058)	$(23)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division
Income:
Dividend income	$699	$5	$90

Net investment income (loss)	699	5	90

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	(2)	(8)
Realized gain distribution	19	1	29

Realized gains (losses)	36	(1)	21

Change in unrealized appreciation/(depreciation) of investments during the period	(1,644)	(10)	(233)

Net increase (decrease) in net assets resulting from operations	$(909)	$(6)	$(122)

	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Income:
Dividend income	$122	$24	$191

Net investment income (loss)	122	24	191

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2)	3	(435)
Realized gain distribution	88	21	-

Realized gains (losses)	86	24	(435)

Change in unrealized appreciation/(depreciation) of investments during the period	(401)	(100)	(743)

Net increase (decrease) in net assets resulting from operations	$(193)	$(52)	$(987)

The Accompanying Notes are an Integral Part of these Financial Statements.	11

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$72	$68	$82	$96
Net realized gains (losses)	1,264	322	731	317
Net change in unrealized appreciation/(depreciation)	(1,249)	1,265	(1,215)	3,296

Net increase (decrease) in net assets resulting from operations	87	1,655	(402)	3,709

Policy Transactions:
Policy owners’ net payments	791	624	2,358	2,024
Policy loans, surrenders and death benefits	(344)	(225)	(640)	(494)
Mortality and other (net)	(265)	(247)	(613)	(568)
Transfers from other divisions or sponsor	49,870	41,365	29,722	24,354
Transfers to other divisions or sponsor	(49,627)	(40,754)	(29,635)	(25,566)

Net increase (decrease) in net assets resulting from contract transactions	425	763	1,192	(250)

Net increase (decrease) in net assets	512	2,418	790	3,459

Net Assets:
Beginning of period	8,916	6,498	14,971	11,512

End of period	$9,428	$8,916	$15,761	$14,971

Units issued during the period	648	698	592	596
Units redeemed during the period	(643)	(686)	(570)	(604)

Net units issued (redeemed) during period	5	12	22	(8)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$101	$96	$16	$18
Net realized gains (losses)	2,040	137	154	151
Net change in unrealized appreciation/(depreciation)	(2,542)	905	(255)	179

Net increase (decrease) in net assets resulting from operations	(401)	1,138	(85)	348

Policy Transactions:
Policy owners’ net payments	658	585	189	265
Policy loans, surrenders and death benefits	(280)	(92)	(45)	(108)
Mortality and other (net)	(196)	(177)	(62)	(62)
Transfers from other divisions or sponsor	17,082	13,528	2,062	2,101
Transfers to other divisions or sponsor	(16,999)	(12,159)	(2,354)	(2,049)

Net increase (decrease) in net assets resulting from contract transactions	265	1,685	(210)	147

Net increase (decrease) in net assets	(136)	2,823	(295)	495

Net Assets:
Beginning of period	6,274	3,451	2,235	1,740

End of period	$6,138	$6,274	$1,940	$2,235

Units issued during the period	334	297	127	169
Units redeemed during the period	(330)	(259)	(139)	(160)

Net units issued (redeemed) during period	4	38	(12)	9

12	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,216	$874	$24	$20
Net realized gains (losses)	2,815	2,006	88	34
Net change in unrealized appreciation/(depreciation)	(8,101)	6,772	(238)	43

Net increase (decrease) in net assets resulting from operations	(4,070)	9,652	(126)	97

Policy Transactions:
Policy owners’ net payments	15,249	8,450	303	185
Policy loans, surrenders and death benefits	(1,568)	(1,332)	(43)	(31)
Mortality and other (net)	(3,071)	(1,900)	(68)	(45)
Transfers from other divisions or sponsor	174,565	132,031	2,068	1,987
Transfers to other divisions or sponsor	(165,002)	(126,137)	(1,820)	(1,867)

Net increase (decrease) in net assets resulting from contract transactions	20,173	11,112	440	229

Net increase (decrease) in net assets	16,103	20,764	314	326

Net Assets:
Beginning of period	60,194	39,430	1,095	769

End of period	$76,297	$60,194	$1,409	$1,095

Units issued during the period	1,334	1,181	146	139
Units redeemed during the period	(1,195)	(1,095)	(121)	(125)

Net units issued (redeemed) during period	139	86	25	14

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$258	$167	$249	$219
Net realized gains (losses)	707	420	1,168	674
Net change in unrealized appreciation/(depreciation)	(1,452)	784	(2,587)	611

Net increase (decrease) in net assets resulting from operations	(487)	1,371	(1,170)	1,504

Policy Transactions:
Policy owners’ net payments	2,772	1,691	1,497	1,474
Policy loans, surrenders and death benefits	(576)	(337)	(518)	(198)
Mortality and other (net)	(685)	(459)	(414)	(416)
Transfers from other divisions or sponsor	37,070	31,492	31,165	28,726
Transfers to other divisions or sponsor	(35,826)	(29,230)	(30,453)	(29,524)

Net increase (decrease) in net assets resulting from contract transactions	2,755	3,157	1,277	62

Net increase (decrease) in net assets	2,268	4,528	107	1,566

Net Assets:
Beginning of period	12,462	7,934	11,036	9,470

End of period	$14,730	$12,462	$11,143	$11,036

Units issued during the period	1,316	1,392	988	971
Units redeemed during the period	(1,225)	(1,278)	(954)	(969)

Net units issued (redeemed) during period	91	114	34	2

The Accompanying Notes are an Integral Part of these Financial Statements.	13

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$7	$11	$233	$167
Net realized gains (losses)	903	(50)	1,632	1,350
Net change in unrealized appreciation/(depreciation)	(1,260)	850	(4,450)	796

Net increase (decrease) in net assets resulting from operations	(350)	811	(2,585)	2,313

Policy Transactions:
Policy owners’ net payments	556	483	3,921	2,504
Policy loans, surrenders and death benefits	(118)	(229)	(1,074)	(492)
Mortality and other (net)	(167)	(162)	(857)	(584)
Transfers from other divisions or sponsor	17,934	20,275	62,443	51,585
Transfers to other divisions or sponsor	(18,637)	(19,850)	(59,317)	(50,938)

Net increase (decrease) in net assets resulting from contract transactions	(432)	517	5,116	2,075

Net increase (decrease) in net assets	(782)	1,328	2,531	4,388

Net Assets:
Beginning of period	5,158	3,830	17,695	13,307

End of period	$4,376	$5,158	$20,226	$17,695

Units issued during the period	146	185	1,177	1,031
Units redeemed during the period	(148)	(182)	(1,090)	(994)

Net units issued (redeemed) during period	(2)	3	87	37

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$153	$106	$-	$7
Net realized gains (losses)	941	351	1,100	166
Net change in unrealized appreciation/(depreciation)	(2,395)	364	(2,288)	1,139

Net increase (decrease) in net assets resulting from operations	(1,301)	821	(1,188)	1,312

Policy Transactions:
Policy owners’ net payments	1,927	1,287	1,534	992
Policy loans, surrenders and death benefits	(410)	(221)	(397)	(235)
Mortality and other (net)	(470)	(348)	(394)	(283)
Transfers from other divisions or sponsor	28,842	23,122	30,281	22,459
Transfers to other divisions or sponsor	(27,882)	(22,572)	(29,563)	(21,619)

Net increase (decrease) in net assets resulting from contract transactions	2,007	1,268	1,461	1,314

Net increase (decrease) in net assets	706	2,089	273	2,626

Net Assets:
Beginning of period	8,429	6,340	8,046	5,420

End of period	$9,135	$8,429	$8,319	$8,046

Units issued during the period	719	683	485	413
Units redeemed during the period	(672)	(652)	(465)	(390)

Net units issued (redeemed) during period	47	31	20	23

14	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$141	$131	$43	$54
Net realized gains (losses)	616	338	741	517
Net change in unrealized appreciation/(depreciation)	(1,875)	413	(1,829)	222

Net increase (decrease) in net assets resulting from operations	(1,118)	882	(1,045)	793

Policy Transactions:
Policy owners’ net payments	1,856	988	1,094	1,067
Policy loans, surrenders and death benefits	(242)	(183)	(424)	(230)
Mortality and other (net)	(400)	(252)	(311)	(278)
Transfers from other divisions or sponsor	32,992	24,919	14,454	12,079
Transfers to other divisions or sponsor	(31,182)	(24,472)	(14,331)	(12,237)

Net increase (decrease) in net assets resulting from contract transactions	3,024	1,000	482	401

Net increase (decrease) in net assets	1,906	1,882	(563)	1,194

Net Assets:
Beginning of period	8,012	6,130	7,878	6,684

End of period	$9,918	$8,012	$7,315	$7,878

Units issued during the period	1,399	1,346	336	315
Units redeemed during the period	(1,283)	(1,300)	(325)	(307)

Net units issued (redeemed) during period	116	46	11	8

	International Growth Division		Research International Core Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$237	$157	$215	$143
Net realized gains (losses)	233	174	82	146
Net change in unrealized appreciation/(depreciation)	(2,441)	2,605	(2,228)	1,739

Net increase (decrease) in net assets resulting from operations	(1,971)	2,936	(1,931)	2,028

Policy Transactions:
Policy owners’ net payments	3,452	2,238	2,994	1,970
Policy loans, surrenders and death benefits	(689)	(559)	(405)	(440)
Mortality and other (net)	(773)	(592)	(703)	(491)
Transfers from other divisions or sponsor	32,159	30,655	33,864	30,378
Transfers to other divisions or sponsor	(30,378)	(28,980)	(30,772)	(29,760)

Net increase (decrease) in net assets resulting from contract transactions	3,771	2,762	4,978	1,657

Net increase (decrease) in net assets	1,800	5,698	3,047	3,685

Net Assets:
Beginning of period	14,608	8,910	10,233	6,548

End of period	$16,408	$14,608	$13,280	$10,233

Units issued during the period	1,550	1,709	3,053	3,227
Units redeemed during the period	(1,388)	(1,585)	(2,651)	(3,084)

Net units issued (redeemed) during period	162	124	402	143

The Accompanying Notes are an Integral Part of these Financial Statements.	15

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$839	$619	$245	$116
Net realized gains (losses)	266	28	65	6
Net change in unrealized appreciation/(depreciation)	(6,450)	4,187	(2,866)	2,723

Net increase (decrease) in net assets resulting from operations	(5,345)	4,834	(2,556)	2,845

Policy Transactions:
Policy owners’ net payments	6,197	3,881	4,378	2,706
Policy loans, surrenders and death benefits	(1,291)	(704)	(765)	(323)
Mortality and other (net)	(1,265)	(1,002)	(893)	(616)
Transfers from other divisions or sponsor	76,709	64,309	32,578	22,716
Transfers to other divisions or sponsor	(74,892)	(59,803)	(29,492)	(20,303)

Net increase (decrease) in net assets resulting from contract transactions	5,458	6,681	5,806	4,180

Net increase (decrease) in net assets	113	11,515	3,250	7,025

Net Assets:
Beginning of period	31,035	19,520	15,898	8,873

End of period	$31,148	$31,035	$19,148	$15,898

Units issued during the period	14,408	12,891	3,332	2,419
Units redeemed during the period	(13,458)	(11,716)	(2,822)	(2,051)

Net units issued (redeemed) during period	950	1,175	510	368

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$200	$83	$38	$16
Net realized gains (losses)	-	-	(3)	-
Net change in unrealized appreciation/(depreciation)	-	-	(2)	(3)

Net increase (decrease) in net assets resulting from operations	200	83	33	13

Policy Transactions:
Policy owners’ net payments	42,716	32,394	233	201
Policy loans, surrenders and death benefits	(693)	(2,801)	(109)	(52)
Mortality and other (net)	(812)	(711)	(74)	(55)
Transfers from other divisions or sponsor	70,301	55,032	3,564	2,276
Transfers to other divisions or sponsor	(108,891)	(84,695)	(2,674)	(1,776)

Net increase (decrease) in net assets resulting from contract transactions	2,621	(781)	940	594

Net increase (decrease) in net assets	2,821	(698)	973	607

Net Assets:
Beginning of period	13,129	13,827	1,419	812

End of period	$15,950	$13,129	$2,392	$1,419

Units issued during the period	2,936	2,526	306	211
Units redeemed during the period	(2,875)	(2,545)	(231)	(164)

Net units issued (redeemed) during period	61	(19)	75	47

16	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$534	$402	$17	$5
Net realized gains (losses)	(142)	226	2	(9)
Net change in unrealized appreciation/(depreciation)	(404)	(9)	(7)	25

Net increase (decrease) in net assets resulting from operations	(12)	619	12	21

Policy Transactions:
Policy owners’ net payments	3,473	2,383	74	90
Policy loans, surrenders and death benefits	(993)	(855)	(154)	(209)
Mortality and other (net)	(907)	(789)	(18)	(20)
Transfers from other divisions or sponsor	95,211	101,102	870	842
Transfers to other divisions or sponsor	(94,387)	(98,222)	(372)	(711)

Net increase (decrease) in net assets resulting from contract transactions	2,397	3,619	400	(8)

Net increase (decrease) in net assets	2,385	4,238	412	13

Net Assets:
Beginning of period	21,292	17,054	266	253

End of period	$23,677	$21,292	$678	$266

Units issued during the period	460	506	55	50
Units redeemed during the period	(449)	(491)	(35)	(50)

Net units issued (redeemed) during period	11	15	20	-

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$71	$18	$619	$574
Net realized gains (losses)	(6)	7	(39)	31
Net change in unrealized appreciation/(depreciation)	(153)	61	(890)	67

Net increase (decrease) in net assets resulting from operations	(88)	86	(310)	672

Policy Transactions:
Policy owners’ net payments	605	479	1,579	1,511
Policy loans, surrenders and death benefits	(373)	(62)	(650)	(300)
Mortality and other (net)	(63)	(111)	(375)	(349)
Transfers from other divisions or sponsor	9,949	7,480	30,072	28,851
Transfers to other divisions or sponsor	(9,235)	(6,728)	(30,118)	(28,524)

Net increase (decrease) in net assets resulting from contract transactions	883	1,058	508	1,189

Net increase (decrease) in net assets	795	1,144	198	1,861

Net Assets:
Beginning of period	2,931	1,787	11,192	9,331

End of period	$3,726	$2,931	$11,390	$11,192

Units issued during the period	747	609	607	651
Units redeemed during the period	(687)	(536)	(597)	(628)

Net units issued (redeemed) during period	60	73	10	23

The Accompanying Notes are an Integral Part of these Financial Statements.	17

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$356	$344	$153	$118
Net realized gains (losses)	(30)	14	144	154
Net change in unrealized appreciation/(depreciation)	(459)	290	(511)	336

Net increase (decrease) in net assets resulting from operations	(133)	648	(214)	608

Policy Transactions:
Policy owners’ net payments	2,290	1,689	580	392
Policy loans, surrenders and death benefits	(479)	(304)	(152)	(63)
Mortality and other (net)	(481)	(351)	(163)	(152)
Transfers from other divisions or sponsor	19,749	14,803	46,011	45,827
Transfers to other divisions or sponsor	(18,600)	(13,072)	(45,503)	(44,987)

Net increase (decrease) in net assets resulting from contract transactions	2,479	2,765	773	1,017

Net increase (decrease) in net assets	2,346	3,413	559	1,625

Net Assets:
Beginning of period	10,176	6,763	5,889	4,264

End of period	$12,522	$10,176	$6,448	$5,889

Units issued during the period	1,227	953	234	230
Units redeemed during the period	(1,093)	(802)	(231)	(223)

Net units issued (redeemed) during period	134	151	3	7

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$22	$14	$57	$63
Net realized gains (losses)	40	31	1,212	753
Net change in unrealized appreciation/(depreciation)	(121)	48	(3,345)	1,583

Net increase (decrease) in net assets resulting from operations	(59)	93	(2,076)	2,399

Policy Transactions:
Policy owners’ net payments	218	96	1,518	1,525
Policy loans, surrenders and death benefits	(45)	(6)	(477)	(356)
Mortality and other (net)	(34)	(27)	(467)	(449)
Transfers from other divisions or sponsor	1,288	1,198	41,682	35,195
Transfers to other divisions or sponsor	(1,135)	(1,165)	(41,719)	(36,678)

Net increase (decrease) in net assets resulting from contract transactions	292	96	537	(763)

Net increase (decrease) in net assets	233	189	(1,539)	1,636

Net Assets:
Beginning of period	778	589	13,684	12,048

End of period	$1,011	$778	$12,145	$13,684

Units issued during the period	59	57	750	826
Units redeemed during the period	(48)	(53)	(739)	(841)

Net units issued (redeemed) during period	11	4	11	(15)

18	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$50	$59	$33	$26
Net realized gains (losses)	886	429	465	255
Net change in unrealized appreciation/(depreciation)	(1,772)	802	(937)	477

Net increase (decrease) in net assets resulting from operations	(836)	1,290	(439)	758

Policy Transactions:
Policy owners’ net payments	2,668	1,764	1,833	1,432
Policy loans, surrenders and death benefits	(341)	(172)	(420)	(127)
Mortality and other (net)	(619)	(413)	(418)	(303)
Transfers from other divisions or sponsor	21,723	14,819	15,667	10,759
Transfers to other divisions or sponsor	(20,332)	(13,768)	(15,183)	(10,387)

Net increase (decrease) in net assets resulting from contract transactions	3,099	2,230	1,479	1,374

Net increase (decrease) in net assets	2,263	3,520	1,040	2,132

Net Assets:
Beginning of period	8,788	5,268	5,691	3,559

End of period	$11,051	$8,788	$6,731	$5,691

Units issued during the period	1,116	884	892	674
Units redeemed during the period	(977)	(776)	(823)	(605)

Net units issued (redeemed) during period	139	108	69	69

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$47	$34	$12	$4
Net realized gains (losses)	785	445	437	256
Net change in unrealized appreciation/(depreciation)	(1,205)	157	(753)	56

Net increase (decrease) in net assets resulting from operations	(373)	636	(304)	316

Policy Transactions:
Policy owners’ net payments	291	251	194	176
Policy loans, surrenders and death benefits	(132)	(54)	(46)	(92)
Mortality and other (net)	(106)	(104)	(79)	(78)
Transfers from other divisions or sponsor	10,157	7,613	7,305	6,458
Transfers to other divisions or sponsor	(10,165)	(7,522)	(7,360)	(6,252)

Net increase (decrease) in net assets resulting from contract transactions	45	184	14	212

Net increase (decrease) in net assets	(328)	820	(290)	528

Net Assets:
Beginning of period	3,876	3,056	2,490	1,962

End of period	$3,548	$3,876	$2,200	$2,490

Units issued during the period	424	357	217	212
Units redeemed during the period	(423)	(349)	(216)	(206)

Net units issued (redeemed) during period	1	8	1	6

The Accompanying Notes are an Integral Part of these Financial Statements.	19

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$117	$146	$136	$64
Net realized gains (losses)	601	265	(33)	(38)
Net change in unrealized appreciation/(depreciation)	(1,776)	743	(126)	153

Net increase (decrease) in net assets resulting from operations	(1,058)	1,154	(23)	179

Policy Transactions:
Policy owners’ net payments	970	633	1,066	874
Policy loans, surrenders and death benefits	(187)	(155)	(321)	(121)
Mortality and other (net)	(229)	(183)	(284)	(236)
Transfers from other divisions or sponsor	14,228	11,082	19,936	12,605
Transfers to other divisions or sponsor	(13,696)	(11,187)	(18,435)	(12,782)

Net increase (decrease) in net assets resulting from contract transactions	1,086	190	1,962	340

Net increase (decrease) in net assets	28	1,344	1,939	519

Net Assets:
Beginning of period	6,236	4,892	5,143	4,624

End of period	$6,264	$6,236	$7,082	$5,143

Units issued during the period	713	600	877	565
Units redeemed during the period	(663)	(594)	(796)	(551)

Net units issued (redeemed) during period	50	6	81	14

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$699	$465	$5	$4
Net realized gains (losses)	36	265	(1)	10
Net change in unrealized appreciation/(depreciation)	(1,644)	598	(10)	4

Net increase (decrease) in net assets resulting from operations	(909)	1,328	(6)	18

Policy Transactions:
Policy owners’ net payments	2,993	2,210	25	36
Policy loans, surrenders and death benefits	(600)	(316)	(72)	(42)
Mortality and other (net)	(710)	(541)	(11)	(18)
Transfers from other divisions or sponsor	34,264	25,998	130	248
Transfers to other divisions or sponsor	(32,878)	(24,461)	(129)	(269)

Net increase (decrease) in net assets resulting from contract transactions	3,069	2,890	(57)	(45)

Net increase (decrease) in net assets	2,160	4,218	(63)	(27)

Net Assets:
Beginning of period	14,039	9,821	157	184

End of period	$16,199	$14,039	$94	$157

Units issued during the period	759	615	10	18
Units redeemed during the period	(699)	(556)	(13)	(21)

Net units issued (redeemed) during period	60	59	(3)	(3)

20	The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Life Account II

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$90	$21	$122	$64
Net realized gains (losses)	21	40	86	52
Net change in unrealized appreciation/(depreciation)	(233)	36	(401)	158

Net increase (decrease) in net assets resulting from operations	(122)	97	(193)	274

Policy Transactions:
Policy owners’ net payments	140	115	270	730
Policy loans, surrenders and death benefits	-	(7)	(9)	(6)
Mortality and other (net)	(33)	(28)	(67)	(67)
Transfers from other divisions or sponsor	2,287	1,253	3,291	3,197
Transfers to other divisions or sponsor	(1,637)	(1,191)	(3,320)	(3,360)

Net increase (decrease) in net assets resulting from contract transactions	757	142	165	494

Net increase (decrease) in net assets	635	239	(28)	768

Net Assets:
Beginning of period	986	747	2,284	1,516

End of period	$1,621	$986	$2,256	$2,284

Units issued during the period	151	87	227	526
Units redeemed during the period	(106)	(78)	(217)	(493)

Net units issued (redeemed) during period	45	9	10	33

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$24	$17	$191	$517
Net realized gains (losses)	24	10	(435)	(188)
Net change in unrealized appreciation/(depreciation)	(100)	50	(743)	(184)

Net increase (decrease) in net assets resulting from operations	(52)	77	(987)	145

Policy Transactions:
Policy owners’ net payments	93	112	1,890	1,398
Policy loans, surrenders and death benefits	-	-	(329)	(146)
Mortality and other (net)	(26)	(35)	(410)	(293)
Transfers from other divisions or sponsor	177	329	15,426	11,161
Transfers to other divisions or sponsor	(340)	(315)	(14,919)	(10,270)

Net increase (decrease) in net assets resulting from contract transactions	(96)	91	1,658	1,850

Net increase (decrease) in net assets	(148)	168	671	1,995

Net Assets:
Beginning of period	571	403	6,992	4,997

End of period	$423	$571	$7,663	$6,992

Units issued during the period	38	32	3,654	2,771
Units redeemed during the period	(45)	(25)	(3,317)	(2,389)

Net units issued (redeemed) during period	(7)	7	337	382

The Accompanying Notes are an Integral Part of these Financial Statements.	21

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

On May 1,2018, the Neuberger Berman AMT Socially Responsive Division was renamed the AMT Sustainable Equity Division.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2018, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2018 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$3,294	$1,708
Focused Appreciation Division	4,486	2,753
Large Cap Core Stock Division	3,185	884
Large Cap Blend Division	434	529
Index 500 Stock Division	35,576	13,484
Large Company Value Division	834	266
Domestic Equity Division	5,660	2,132
Equity Income Division	4,611	2,153
Mid Cap Growth Stock Division	1,945	1,556
Index 400 Stock Division	10,013	3,269
Mid Cap Value Division	4,782	1,723
Small Cap Growth Stock Division	4,414	2,147
Index 600 Stock Division	5,358	1,750
Small Cap Value Division	2,662	1,512
International Growth Division	6,794	2,783
Research International Core Division	7,031	1,836
International Equity Division	11,879	5,578
Emerging Markets Equity Division	8,888	2,836
Government Money Market Division	55,062	52,297
Short-Term Bond Division	1,450	519
Select Bond Division	8,421	5,451
Long-Term U.S. Government Bond Division	685	247
Inflation Protection Bond Division	1,760	806
High Yield Bond Division	3,834	2,696
Multi-Sector Bond Division	4,823	1,968

22

Notes to Financial Statements

Fund Name	Purchases	Sales
Balanced Division	$2,272	$1,203
Asset Allocation Division	596	252
Fidelity VIP Mid Cap Division	3,822	2,058
Fidelity VIP Contrafund Division	5,671	1,720
AMT Sustainable Equity Division	3,390	1,496
U.S. Strategic Equity Division	1,257	420
U.S. Small Cap Equity Division	854	412
International Developed Markets Division	2,841	1,100
Strategic Bond Division	3,541	1,434
Global Real Estate Securities Division	6,526	2,714
LifePoints Moderate Strategy Division	40	90
LifePoints Balanced Strategy Division	1,019	142
LifePoints Growth Strategy Division	724	349
LifePoints Equity Growth Strategy Division	274	326
Credit Suisse Trust Commodity Return Strategy Division	3,470	1,602

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined monthly at an annual rate of 0.22% of the amount invested in the Account for the Policy for the first ten Policy years, 0.07% for the next ten Policy years and 0.00% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.00% thereafter. For Policies without the Surrender of Policy Endorsement, the current charge is assessed monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid for Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements. There were no deductions for the mortality and expense risks in the Northwestern Mutual Variable Life Account II during the 2018 calendar year.

23

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Growth Stock Division
2018	127	$74.477290	$9,428	0.72%	0.00%	1.26%
2017	122	73.551913	8,916	0.87	0.00	24.27
2016	110	59.189518	6,498	0.89	0.00	2.47
2015	102	57.763945	5,867	0.74	0.00	6.01
2014	101	54.488126	5,570	0.61	0.00	9.02

Focused Appreciation Division
2018	302	$52.188290	$15,761	0.51%	0.00%	(2.34)%
2017	280	53.438372	14,971	0.73	0.00	33.62
2016	288	39.992151	11,512	0.24	0.00	5.87
2015	260	37.773111	9,866	0.00	0.00	13.64
2014	239	33.238141	7,919	0.02	0.00	9.43

Large Cap Core Stock Division
2018	123	$49.869208	$6,138	1.54%	0.00%	(6.04)%
2017	119	53.073917	6,274	1.80	0.00	24.87
2016	81	42.503832	3,451	2.16	0.00	7.57
2015	85	39.512372	3,346	2.16	0.00	(3.06)
2014	69	37.544148	2,627	1.14	0.00	28.58

Large Cap Blend Division
2018	113	$17.140701	$1,940	0.79%	0.00%	(4.00)%
2017	125	17.855817	2,235	0.91	0.00	19.02
2016	116	15.001832	1,740	1.09	0.00	13.99
2015	104	13.161232	1,369	0.88	0.00	(2.42)
2014	104	13.487127	1,395	0.04	0.00	12.58

Index 500 Stock Division
2018	562	$135.776139	$76,297	1.66%	0.00%	(4.58)%
2017	423	142.286114	60,194	1.74	0.00	21.52
2016	337	117.092375	39,430	1.82	0.00	11.73
2015	291	104.794845	30,414	1.71	0.00	1.17
2014	247	103.583087	25,625	1.58	0.00	13.46

Large Company Value Division
2018	89	$15.732361	$1,409	1.78%	0.00%	(7.92)%
2017	64	17.086312	1,095	2.09	0.00	11.10
2016	50	15.379433	769	2.06	0.00	15.36
2015	26	13.331635	343	1.71	0.00	(3.85)
2014	21	13.865219	284	0.00	0.00	13.03

Domestic Equity Division
2018	506	$29.152607	$14,730	1.81%	0.00%	(2.81)%
2017	415	29.996128	12,462	1.65	0.00	13.78
2016	301	26.364364	7,934	1.97	0.00	14.98
2015	222	22.929503	5,133	1.85	0.00	(0.09)
2014	201	22.950784	4,623	1.73	0.00	13.87

Equity Income Division
2018	348	$31.961107	$11,143	2.10%	0.00%	(9.35)%
2017	314	35.257091	11,036	2.23	0.00	16.24
2016	312	30.330455	9,470	1.97	0.00	19.17
2015	326	25.451821	8,299	1.79	0.00	(6.74)
2014	226	27.291728	6,156	1.26	0.00	7.43

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

24

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Mid Cap Growth Stock Division
2018	38	$116.184426	$4,376	0.13%	0.00%	(7.38)%
2017	40	125.441587	5,158	0.24	0.00	20.29
2016	36	104.283373	3,830	0.26	0.00	0.83
2015	26	103.425002	2,769	0.04	0.00	0.71
2014	25	102.693582	2,546	0.35	0.00	8.49

Index 400 Stock Division
2018	384	$52.678316	$20,226	1.15%	0.00%	(11.33)%
2017	297	59.411237	17,695	1.07	0.00	15.96
2016	260	51.235085	13,307	1.14	0.00	20.38
2015	221	42.560713	9,385	1.08	0.00	(2.38)
2014	187	43.598907	8,127	1.05	0.00	9.42

Mid Cap Value Division
2018	240	$38.138006	$9,135	1.65%	0.00%	(12.85)%
2017	193	43.762109	8,429	1.46	0.00	11.81
2016	162	39.139970	6,340	1.91	0.00	23.23
2015	143	31.761925	4,534	1.58	0.00	(1.33)
2014	144	32.189353	4,616	1.01	0.00	16.69

Small Cap Growth Stock Division
2018	144	$57.505467	$8,319	0.00%	0.00%	(11.71)%
2017	124	65.129570	8,046	0.11	0.00	21.61
2016	101	53.557262	5,420	0.24	0.00	12.25
2015	85	47.712811	4,071	0.11	0.00	0.32
2014	81	47.561777	3,833	0.00	0.00	8.66

Index 600 Stock Division
2018	443	$22.378619	$9,918	1.43%	0.00%	(8.78)%
2017	327	24.532713	8,012	1.89	0.00	12.93
2016	281	21.724279	6,130	0.63	0.00	26.12
2015	164	17.224563	2,807	0.00	0.00	(2.35)
2014	118	17.638780	2,081	1.71	0.00	5.34

Small Cap Value Division
2018	176	$41.620093	$7,315	0.52%	0.00%	(12.73)%
2017	165	47.690780	7,878	0.78	0.00	11.65
2016	157	42.713658	6,684	0.84	0.00	32.39
2015	202	32.262868	6,547	0.69	0.00	(5.45)
2014	188	34.121874	6,405	0.37	0.00	0.22

International Growth Division
2018	765	$21.459907	$16,408	1.45%	0.00%	(11.28)%
2017	603	24.188049	14,608	1.30	0.00	30.03
2016	479	18.601991	8,910	1.19	0.00	(3.41)
2015	262	19.596007	5,142	1.30	0.00	(4.52)
2014	201	20.524033	4,123	1.41	0.00	19.81

Research International Core Division
2018	1,201	$11.053328	$13,280	1.73%	0.00%	(13.66)%
2017	799	12.802534	10,233	1.67	0.00	28.21
2016	656	9.985604	6,548	1.92	0.00	(1.12)
2015	422	10.098885	4,259	2.15	0.00	(1.11)
2014	280	10.212438	2,856	1.52	0.00	(6.71)

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

25

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

International Equity Division
2018	6,042	$5.155553	$31,148	2.58%	0.00%	(15.41)%
2017	5,092	6.094491	31,035	2.43	0.00	22.30
2016	3,917	4.983406	19,520	1.19	0.00	(3.41)
2015	3,497	4.843231	16,935	2.98	0.00	(2.21)
2014	2,845	4.952849	14,084	1.94	0.00	(8.80)

Emerging Markets Equity Division
2018	1,795	$10.668771	$19,148	1.40%	0.00%	(13.75)%
2017	1,285	12.370178	15,898	0.92	0.00	27.84
2016	919	9.676365	8,873	0.72	0.00	9.06
2015	717	8.872116	6,344	0.90	0.00	(12.24)
2014	456	10.109813	4,611	0.66	0.00	(6.25)

Government Money Market Division
2018	375	$42.522150	$15,950	1.55%	0.00%	1.53%
2017	314	41.875417	13,129	0.59	0.00	0.60
2016	333	41.625993	13,827	0.12	0.00	0.13
2015	201	41.572750	8,216	0.01	0.00	0.01
2014	142	41.568533	5,866	0.07	0.00	0.07

Short-Term Bond Division
2018	187	$12.818134	$2,392	1.79%	0.00%	1.36%
2017	112	12.646732	1,419	1.33	0.00	1.33
2016	66	12.481062	812	1.18	0.00	1.67
2015	57	12.275717	703	0.79	0.00	0.72
2014	21	12.188479	256	0.77	0.00	0.38

Select Bond Division
2018	104	$226.413644	$23,677	2.34%	0.00%	(0.21)%
2017	93	226.897252	21,292	2.11	0.00	3.58
2016	78	219.047810	17,054	2.05	0.00	3.06
2015	56	212.549665	11,845	1.54	0.00	0.53
2014	51	211.428447	10,700	2.08	0.00	5.56

Long-Term U.S Government Bond Division
2018	33	$20.262648	$678	2.58%	0.00%	(2.04)%
2017	13	20.685508	266	1.72	0.00	8.28
2016	12	19.104481	253	1.95	0.00	1.09
2015	10	18.898765	202	2.38	0.00	(1.47)
2014	9	19.181310	174	1.75	0.00	23.73

Inflation Protection Division
2018	259	$14.354000	$3,726	2.21%	0.00%	(2.61)%
2017	199	14.738894	2,931	0.72	0.00	3.58
2016	125	14.229840	1,787	1.15	0.00	4.68
2015	96	13.593038	1,316	2.32	0.00	(2.20)
2014	87	13.899486	1,226	0.56	0.00	3.14

High Yield Bond Division
2018	221	$51.690668	$11,390	5.46%	0.00%	(2.71)%
2017	211	53.128855	11,192	5.51	0.00	6.88
2016	187	49.707921	9,331	5.50	0.00	14.60
2015	170	43.377037	7,376	4.80	0.00	(1.36)
2014	134	43.976216	5,885	4.74	0.00	1.18

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

26

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Multi-Sector Bond Division
2018	675	$18.535667	$12,522	3.14%	0.00%	(1.30)%
2017	541	18.780164	10,176	3.98	0.00	8.38
2016	392	17.327635	6,763	4.89	0.00	11.09
2015	250	15.597729	3,876	5.61	0.00	(2.22)
2014	187	15.951947	3,000	2.74	0.00	3.25

Balanced Division
2018	31	$209.277798	$6,448	2.36%	0.00%	(3.45)%
2017	28	216.761163	5,889	2.16	0.00	11.98
2016	20	193.563662	4,264	2.25	0.00	6.58
2015	16	181.609174	3,115	2.00	0.00	(0.12)
2014	15	181.830315	2,819	2.30	0.00	5.56

Asset Allocation Division
2018	42	$24.028105	$1,011	2.35%	0.00%	(4.88)%
2017	31	25.259678	778	2.08	0.00	14.87
2016	27	21.988973	589	2.50	0.00	7.79
2015	24	20.400265	494	1.72	0.00	(0.43)
2014	22	20.487411	470	2.40	0.00	5.15

Fidelity VIP Mid Cap Division
2018	251	$48.449732	$12,145	0.41%	0.00%	(14.77)%
2017	240	56.847028	13,684	0.50	0.00	20.54
2016	256	47.161926	12,048	0.32	0.00	11.92
2015	246	42.137819	10,348	0.27	0.00	(1.63)
2014	225	42.835362	9,641	0.02	0.00	6.03

Fidelity VIP Contrafund Division
2018	537	$20.573795	$11,051	0.47%	0.00%	(6.64)%
2017	398	22.036922	8,788	0.84	0.00	21.59
2016	291	18.124509	5,268	0.68	0.00	7.73
2015	236	16.824006	3,957	0.97	0.00	0.42
2014	145	16.754369	2,432	0.90	0.00	11.65

AMT Sustainable Equity Division
2018	338	$19.872228	$6,731	0.50%	0.00%	(5.72)%
2017	269	21.076980	5,691	0.57	0.00	18.43
2016	199	17.797220	3,559	0.76	0.00	9.86
2015	146	16.199640	2,376	0.64	0.00	(0.46)
2014	97	16.275087	1,573	0.43	0.00	10.38

U.S. Strategic Equity Division
2018	160	$22.064057	$3,548	1.15%	0.00%	(9.64)%
2017	159	24.418364	3,876	1.01	0.00	20.80
2016	151	20.214494	3,056	1.03	0.00	10.64
2015	156	18.271298	2,862	0.81	0.00	1.11
2014	165	18.071559	2,989	1.14	0.00	11.70

U.S. Small Cap Equity Division
2018	73	$30.385277	$2,200	0.47%	0.00%	(11.97)%
2017	72	34.518205	2,490	0.17	0.00	15.48
2016	65	29.891437	1,962	0.83	0.00	18.66
2015	72	25.191084	1,827	0.67	0.00	(7.19)
2014	70	27.141282	1,902	0.25	0.00	1.56

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

27

Notes to Financial Statements

5.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

International Developed Markets Division
2018	327	$19.124827	$6,264	1.77%	0.00%	(14.87)%
2017	277	22.466466	6,236	2.75	0.00	24.98
2016	272	17.976751	4,892	3.17	0.00	2.36
2015	234	17.562157	4,106	1.06	0.00	(1.31)
2014	196	17.795979	3,482	1.91	0.00	(4.45)

Strategic Bond Division
2018	287	$24.693685	$7,082	2.15%	0.00%	(0.81)%
2017	206	24.895915	5,143	1.34	0.00	3.86
2016	193	23.970161	4,624	1.60	0.00	3.10
2015	195	23.248775	4,526	2.44	0.00	(0.14)
2014	166	23.281628	3,851	1.47	0.00	5.45

Global Real Estate Securities Division
2018	332	$48.615288	$16,199	4.49%	0.00%	(5.73)%
2017	272	51.568102	14,039	3.91	0.00	11.80
2016	213	46.124107	9,821	4.73	0.00	3.02
2015	179	44.771967	8,027	1.65	0.00	0.25
2014	149	44.660949	6,654	3.39	0.00	14.75

LifePoints Moderate Strategy Division
2018	6	$15.741887	$94	3.80%	0.00%	(4.92)%
2017	9	16.557145	157	2.12	0.00	9.88
2016	12	15.067752	184	3.95	0.00	7.75
2015	10	13.984420	144	3.14	0.00	(1.71)
2014	7	14.227181	103	2.98	0.00	4.85

LifePoints Balanced Strategy Division
2018	105	$15.421524	$1,621	6.44%	0.00%	(6.80)%
2017	60	16.545882	986	2.46	0.00	12.00
2016	50	14.773443	747	3.41	0.00	9.05
2015	48	13.546956	650	2.32	0.00	(2.30)
2014	30	13.866173	420	2.93	0.00	4.61

LifePoints Growth Strategy Division
2018	153	$14.739598	$2,256	5.28%	0.00%	(8.05)%
2017	143	16.029490	2,284	3.26	0.00	15.65
2016	110	13.860030	1,516	3.41	0.00	9.73
2015	60	12.631574	751	1.94	0.00	(3.31)
2014	48	13.064429	617	3.44	0.00	3.76

LifePoints Equity Growth Strategy Division
2018	31	$13.779890	$423	4.51%	0.00%	(9.45)%
2017	38	15.218716	571	3.51	0.00	17.55
2016	31	12.946453	403	3.01	0.00	10.85
2015	25	11.679451	290	1.57	0.00	(3.87)
2014	17	12.149681	214	3.73	0.00	3.48

Credit Suisse Trust Commodity Return Strategy Division
2018	1,729	$4.432602	$7,663	2.47%	0.00%	(11.66)%
2017	1,392	5.017461	6,992	8.90	0.00	1.52
2016	1,013	4.942479	4,997	0.00	0.00	12.02
2015	624	4.412123	2,742	0.00	0.00	(25.03)
2014	346	5.885213	2,040	0.00	0.00	(16.94)

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Divisions of Northwestern Mutual Variable Life Account II indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the Northwestern Mutual Variable Life Account II as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (4)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the

29

Divisions in the Northwestern Mutual Variable Life Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Divisions in the Northwestern Mutual Variable Life Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 26, 2019

We have served as the auditor of one or more of the Divisions in Northwestern Mutual Variable Life Account II since 2007.

30

PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at FINRA.org or by contacting the FINRA BrokerCheck Help Line at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS),

720 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC.

NorthwesternMutual.com

90-1899 (0786) (REV 0819)